===============================================================================
 ESTABLISHED 1832
 JMS INC. (LOGO)

 [GRAPHIC OMITTED]



 THE JANNEY
 MONTGOMERY SCOTT MONEY FUNDS

 MONEY MARKET PORTFOLIO
 -------------------------------------------------------------------------------
 MUNICIPAL
 MONEY MARKET PORTFOLIO
 -------------------------------------------------------------------------------
 GOVERNMENT OBLIGATIONS
 MONEY MARKET PORTFOLIO
 -------------------------------------------------------------------------------
 NEW YORK MUNICIPAL
 MONEY MARKET PORTFOLIO
 -------------------------------------------------------------------------------

 SEMI-ANNUAL REPORT
 FEBRUARY 28, 1999
===============================================================================

                     THE JANNEY MONTGOMERY SCOTT MONEY FUNDS
                               THE RBB FUND, INC.

                     SEMI-ANNUAL INVESTMENT ADVISER'S REPORT


     United States government securities were a clear beneficiary of the global financial turbulence that dominated the markets in the second half of 1998. Propelled by a strong flight to safety, yields on short-term treasury and agency obligations fell sharply. Three-month treasury bill yields, for example, declined to as low as 3.65% in October, a drop of over 100 basis points in less than six months. The reasons for such a strong rally were many. The financial crisis that started a year ago in Asia spread to South America, Latin America and Russia where a devaluation and default made the situation appear particularly ominous. The rescue of a large U.S. based hedge fund in September also weighed heavily on investor confidence. As the threat of economic recession reaching the United States mounted, the Federal Reserve began an aggressive campaign to add liquidity to the financial system. Between September 29 and November 17, the Fed eased monetary policy three times, taking the federal funds rate down to 4.75%. Encouraged by similar moves by other central banks, the financial markets regained some measure of confidence by year-end. Treasury bill yields rose to 4.5% and equity markets staged strong recoveries.

     In addition to the strong rally in U.S. treasury obligations, the money markets witnessed a flattening of the yield curve as sentiment shifted towards an accommodative Fed that was willing to lower short-term interest rates to protect U.S. economic interests. In response, the Money Market and Government Obligations Money Market Portfolios sought to maintain moderately extended portfolio maturities to cushion their yields against the likelihood of still lower rates. Additionally, portfolio credit quality was given significant emphasis as both foreign and domestic bank and financial service companies came under intense ratings scrutiny. During the final quarter of the year, we restricted quite a few bank and broker credits from our list of approved securities. As of February 28, the Money Market Portfolio and the Government Obligations Money Market Portfolio had assets of $2,430,807,411 and $556,084,339, respectively.

     In the short-term tax-exempt market, yields also trended lower, due in part to the easing by the Fed but also due to generally lower new issue supply. As rates declined, municipal issuers opted to switch from short-term money market securities to longer-term debt issuance. The combination of lower supply and increased demand, as municipal money market fund assets grew, dropped the one-year Bond Buyer Note Index to 2.95%, versus 3.75% a year ago. The municipal yield curve was frequently inverted during the period, and the Municipal and New York Municipal Money Market Portfolios maintained a high level of daily and weekly variable rate demand notes to preserve yield and liquidity. At the end of February, the Municipal Money Market Portfolio had assets of $272,481,826 while the New York Municipal Money Market Portfolio was $29,292,653.

                    BlackRock Institutional  Management Corporation
                    (Please dial toll-free 800-677-6310 for questions regarding your account or contact your broker.)

                     THE JANNEY MONTGOMERY SCOTT MONEY FUNDS
                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                             STATEMENT OF NET ASSETS
                                FEBRUARY 28, 1999
                                   (UNAUDITED)

                                                         PAR
                                                        (000)           VALUE
                                                       -------      ------------
CERTIFICATES OF DEPOSIT--13.9%
DOMESTIC CERTIFICATES OF DEPOSIT--5.2%
First National Bank of Chicago
   4.975% 06/07/99 ............................        $ 25,000     $ 25,001,367
   4.980% 01/06/00 ............................          50,000       49,991,778
First Tennessee Bank N.A
   4.900% 04/19/99 ............................          50,000       50,000,000
                                                                    ------------
                                                                     124,993,145
                                                                    ------------
YANKEE DOLLAR CERTIFICATES OF DEPOSIT--8.7%
Canadian Imperial Bank of Commerce
   5.025% 01/27/00 ............................          30,000       29,998,684
   5.120% 02/23/00 ............................          22,300       22,289,278
Credit Communal de Belgique
   5.750% 04/01/99 ............................          30,000       29,998,777
National Westminster Bank
   4.980% 01/10/00 ............................          15,000       14,997,502
Rabobank Nederland
   5.660% 07/06/99 ............................          10,000       10,020,543
Svenska Handelsbanken Inc.
   5.720% 03/31/99 ............................          25,000       24,998,819
Toronto Dominion NY
   5.000% 01/05/00 ............................          15,000       14,998,771
   5.100% 02/22/00 ............................          20,000       19,992,439
Westpac Banking Corp.
   5.730% 04/16/99 ............................          45,000       44,998,370
                                                                    ------------
                                                                     212,293,183
                                                                    ------------
     TOTAL CERTIFICATES OF DEPOSIT
       (Cost $337,286,328) ....................                      337,286,328
                                                                    ------------
COMMERCIAL PAPER--58.1%
AIRCRAFT ENGINES & PARTS--4.0%
Allied Signal Inc. 4-2
   4.810% 04/30/99 ............................          48,000       47,615,200
   4.830% 05/28/99 ............................          25,000       24,704,833
   4.920% 09/10/99 ............................          25,000       24,340,583
                                                                    ------------
                                                                      96,660,616
                                                                    ------------


                                                         PAR
                                                        (000)           VALUE
                                                       --------     ------------
ASSET BACKED SECURITIES--17.5%
Barton Capital Corp. 4-2
   4.870% 03/12/99 ............................        $ 75,211     $ 75,099,082
   4.850% 04/19/99 ............................          24,944       24,779,335
CXC Inc. 4-2
   4.870% 03/16/99 ............................          20,080       20,039,254
   4.850% 04/12/99 ............................          40,000       39,773,667
Dakota Certificates 4-2
   4.880% 03/04/99 ............................          40,000       39,983,733
   4.840% 05/04/99 ............................          50,000       49,569,778
   4.830% 05/21/99 ............................          25,000       24,728,312
Enterprise Funding Corp. 4-2
   4.850% 05/25/99 ............................          15,753       15,572,606
   4.870% 05/25/99 ............................          12,000       11,862,017
Quincy Cap Corp. 4-2
   4.860% 03/12/99 ............................          27,947       27,905,499
Triple A-1 Funding 4-2
   4.860% 04/23/99 ............................          55,291       54,895,393
Windmill Funding 4-2
   4.850% 03/09/99 ............................          40,000       39,956,889
                                                                    ------------
                                                                     424,165,565
                                                                    ------------
BANKS--7.7%
AB Spin Tab Swedmortgage 3-A-3
   5.170% 03/03/99 ............................          30,000       29,991,383
   5.510% 03/04/99 ............................          25,000       24,988,521
   5.060% 04/16/99 ............................          40,000       39,741,378
   4.910% 06/28/99 ............................          50,000       49,188,486
   4.840% 08/16/99 ............................          20,000       19,548,267
Bank of America FSB 3-A-3
   4.830% 07/27/99 ............................          25,000       24,503,583
                                                                    ------------
                                                                     187,961,618
                                                                    ------------
BUSINESS CREDIT INSTITUTIONS--2.1%
General Electric Capital Corp.
   4.940% 03/16/99 ............................          50,000       49,897,083
                                                                    ------------
COMMUNICATION EQUIPMENT NEC--1.6%
Alcatel Alsthom Inc. 3-A-3
   4.900% 06/08/99 ............................          40,000       39,461,000
                                                                    ------------

                 See Accompanying Notes to Financial Statements.

                     THE JANNEY MONTGOMERY SCOTT MONEY FUNDS
                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONTINUED)
                                FEBRUARY 28, 1999
                                   (UNAUDITED)

                                                          PAR
                                                         (000)          VALUE
                                                       ---------    ------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT--0.4%
General Electric Co. 3-A-3
   4.820% 06/03/99 ..............................      $   9,969  $    9,843,535
                                                                  --------------
LIFE INSURANCE--1.0%
Prudential Funding Corp. 3-A-3
   4.760% 07/15/99 ..............................         25,000      24,550,444
                                                                  --------------
MOTOR VEHICLES & CAR BODIES--0.6%
Daimler-Benz North America 3-A-3
   5.060% 04/05/99 ..............................         15,000      14,926,208
                                                                  --------------
NEWSPAPER: PUBLISHING & PRINTING--5.5%
Knight-Ridder Inc.-DCP 3-A-3
   5.200% 03/18/99 ..............................         30,000      29,926,333
   4.780% 06/14/99 ..............................         20,000      19,721,167
   5.000% 06/14/99 ..............................         15,000      14,781,250
Knight-Ridder Inc.-DCP 4-2
   5.200% 03/18/99 ..............................         20,000      19,950,889
   5.200% 04/14/99 ..............................         50,000      49,682,222
                                                                  --------------
                                                                     134,061,861
                                                                  --------------
PERSONAL CREDIT INSTITUTIONS--3.1%
General Motors Acceptance Corp.
   3-A-3
   4.870% 03/01/99 ..............................         75,000      75,000,000
                                                                  --------------
Petroleum Refining--4.8%
Koch Industries, Inc. 4-2
   4.850% 03/04/99 ..............................          1,000         999,596
Repsol International 3-A-3
   5.180% 03/15/99 ..............................         33,000      32,933,523
   4.880% 06/07/99 ..............................         13,590      13,409,464
   4.910% 06/28/99 ..............................         21,000      20,659,164
   4.870% 07/15/99 ..............................         50,000      49,080,111
                                                                  --------------
                                                                     117,081,858
                                                                  --------------
SECURITY BROKERS & DEALERS--7.1%
Goldman Sachs Group L.P.
   5.230% 03/19/99 ..............................         73,000      72,809,105
Merrill Lynch & Co. Inc. 3-A-3
   4.920% 03/05/99 ..............................         25,000      24,986,333
   4.900% 05/24/99 ..............................         25,000      24,714,167
Morgan Stanley, Dean, Witter & Co.
   4.810% 05/14/99 ..............................         50,000      49,505,639
                                                                  --------------
                                                                     172,015,244
                                                                  --------------

                                                          Par
                                                         (000)          Value
                                                       --------   --------------
SHORT-TERM BUSINESS CREDIT INSTITUTIONS--2.1%
Heller Financial Inc. 3-A-3
   4.940% 03/24/99 ..........................          $ 50,000   $   49,842,194
                                                                  --------------
TELEPHONE COMMUNICATIONS--0.6%
BellSouth Telecommunications 3-A-3
   4.780% 03/05/99 ..........................            12,568       12,561,325
GTE Funding 3-A-3
   4.800% 03/26/99 ..........................             3,100        3,089,667
                                                                  --------------
                                                                      15,650,992
                                                                  --------------
     TOTAL COMMERCIAL PAPER
       (Cost $1,411,118,218) ................                      1,411,118,218
                                                                  --------------
MUNICIPAL BONDS--3.1%
FLORIDA--0.1%
Coral Springs,VRDN IDR (Suntrust)(DAGGER)
   4.950% 03/03/99 ..........................             2,500        2,500,000
                                                                  --------------
GEORGIA--0.4%
De Kalb County Development Authority
   VRDN Series 1995 B (Emory
   University Project)(DAGGER)
   4.950% 02/28/99 ..........................             9,485        9,485,000
                                                                  --------------
ILLINOIS--0.2%
Illinois Health Facilities Authority
   Convertible/ VRDN Revenue Bond
   (The Streeterville Corp. Project)
   Series 1993-B (First National Bank
   of Chicago)(DAGGER)
   4.950% 03/03/99 ..........................             4,400        4,400,000
                                                                  --------------
INDIANA--0.1%
Bremen, Inc. VRDN
   Series 1996 B (Society National
   Bank, Cleveland)(DAGGER)
   5.448% 03/04/99 ..........................             2,800        2,800,000
                                                                  --------------
KENTUCKY--0.2%
Boone County Taxable IDR Refunding
   Bonds VRDN (Square D Company
   Project) Series 1994-B
   (Credit Lyonnais)(DAGGER)
   4.950% 03/03/99 ..........................             4,200        4,200,000
                                                                  --------------

                 See Accompanying Notes to Financial Statements.

                     THE JANNEY MONTGOMERY SCOTT MONEY FUNDS
                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONTINUED)
                                FEBRUARY 28, 1999
                                   (UNAUDITED)

                                                          PAR
                                                         (000)          VALUE
                                                       ---------    ------------
MISSISSIPPI--1.1%
Hinds County, IDR Revenue Bond
   VRDN Series 1992(DAGGER)
   4.950% 03/03/99 ..........................          $  1,690   $    1,690,000
Mississippi Business Finance Corp.
   IDR Revenue Bond VRDN (Dana
   Lighting Project) Series 1995
   (Sun Bank, N.A., Orlando)(DAGGER)
   4.950% 03/07/99 ..........................             5,600        5,600,000
Mississippi Business Finance Corp.
   Taxable IDR Revenue Bond VRDN
   (Sun Bank, N.A., Orlando)
   Series 1995(DAGGER)
   4.950% 03/07/99 ..........................             6,300        6,300,000
Mississippi Business Finance Corp.
   Taxable IDR Revenue Bond VRDN
   (Bryan Foods, Inc. Project)
   Series 1994(DAGGER)
   4.950% 03/03/99 ..........................            14,000       14,000,000
                                                                  --------------
                                                                      27,590,000
                                                                  --------------
NORTH CAROLINA--0.4%
City of Asheville Tax Corp. VRDN(DAGGER)
   4.950% 03/03/99 ..........................            10,800       10,800,000
                                                                  --------------
TEXAS--0.6%
South Central Texas Industrial
   Development Corp. Taxable IDR
   Revenue Bond VRDN (Rohr
   Industries Project) Series 1990
   (Citibank N.A.)(DAGGER)
   4.950% 03/03/99 ..........................            14,800       14,800,000
                                                                  --------------
     TOTAL MUNICIPAL BONDS
       (Cost $76,575,000) ...................                         76,575,000
                                                                  --------------
VARIABLE RATE OBLIGATIONS--15.4%
BANKS--6.0%
Istituto Bancario Sao Paolo di Torino(DAGGER)
   5.088% 03/08/99 ..........................            25,000       24,995,328
Nations Bank(DAGGER)
   5.303% 04/02/99 ..........................            70,000       70,001,937
Royal Bank of Canada(DAGGER)
   4.883% 03/14/99 ..........................            50,000       49,981,110
                                                                  --------------
                                                                     144,978,375
                                                                  --------------


                                                         Par
                                                        (000)          Value
                                                       --------   --------------
FINANCE SERVICES--2.0%
General American Life(DAGGER)
   5.140% 03/01/99 ..........................          $ 50,000    $  50,000,000
                                                                  --------------
PERSONAL CREDIT INSTITUTIONS--6.4%
American Honda Finance Corp.(DAGGER)
   5.219% 03/14/99 ..........................            40,000       40,000,000
   5.200% 03/16/99 ..........................            25,000       25,000,000
   4.938% 04/28/99 ..........................            35,000       35,000,000
   3.085% 05/25/99 ..........................            15,000       14,997,033
General Motors Acceptance Corp.(DAGGER)
   4.914% 05/26/99 ..........................            40,000       39,992,275
                                                                  --------------
                                                                     154,989,308
                                                                  --------------
SECURITY BROKERS & DEALERS--1.0%
Bear Stearns Companies, Inc.(DAGGER)
   4.905% 03/08/99 ..........................            25,000       25,000,218
                                                                  --------------
     TOTAL VARIABLE RATE OBLIGATIONS
       (Cost $374,967,901) ..................                        374,967,901
                                                                  --------------
MEDIUM TERM NOTES--0.3%
SECURITY BROKERS & DEALERS--0.3%
Goldman Sachs Group LP
   5.280% 02/24/00 ..........................             7,500        7,499,852
                                                                  --------------
     TOTAL MEDIUM TERM NOTES
       (Cost $7,499,852) ....................                          7,499,852
                                                                  --------------
TIME DEPOSITS--3.1%
Bank of Montreal
   4.875% 03/01/99 ..........................            75,000       75,000,000
                                                                  --------------
     TOTAL TIME DEPOSITS
       (Cost $75,000,000) ...................                         75,000,000
                                                                  --------------

                 See Accompanying Notes to Financial Statements.

                     THE JANNEY MONTGOMERY SCOTT MONEY FUNDS
                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONCLUDED)
                                FEBRUARY 28, 1999
                                   (UNAUDITED)

                                                           PAR
                                                          (000)        VALUE
                                                       ---------  --------------

REPURCHASE AGREEMENTS--5.8
Lehman Brothers
     (Agreement dated 02/26/99 to be
     repurchased at $141,356,520,
     collateralized by $91,564,115
     Federal Home Loan Mortgage
     Corporation Collateralized Mortgage
     Obligation at rates of 6.23% to
     6.849% due 04/15/28 to 09/15/28,
     $21,738,647 Federal National
     Mortgage Association Collateralized
     Mortgage Obligation at a rate of
     6.50% due 09/25/28, $10,337,915
     Federal Home Loan Mortgage
     Corporation Collateralized Mortgage
     Obligation at a rate of 5.44% due
     02/15/28, $21,905,196 Federal
     National Mortgage Association
     Collateralized Mortgage Obligation
     at rates of 6.50% to 7.00% due
     09/25/28 to 11/15/28. Market Value
     of Collateral is $145,545,873.)
     4.800% 03/01/99 .......................           $141,300   $  141,300,000
                                                                  --------------
     TOTAL REPURCHASE AGREEMENTS
       (Cost $141,300,000) .................                         141,300,000
                                                                  --------------
TOTAL INVESTMENTS AT VALUE--99.7%
   (Cost $2,423,747,299*) ..................                       2,423,747,299
                                                                  --------------



                                                                      VALUE
                                                                  --------------
OTHER ASSETS IN EXCESS
   OF LIABILITIES--0.3% ....................                        $  7,060,112
                                                                  --------------

NET ASSETS (Applicable to 589,664,368
   Bedford shares, 158,401 Cash
   Preservation shares, 1,034,494,733
   Janney Montgomery Scott shares,
   776,662,225 Sansom Street shares,
   29,824,176 Select shares, and 800
   other shares)--100.0% ...................                      $2,430,807,411
                                                                  ==============
NET ASSET VALUE, Offering and
   Redemption Price Per Share
   ($2,430,807,411 (DIVIDE) 2,430,804,703 ..                               $1.00
                                                                           =====
*        Also cost for Federal income tax purposes.

(DAGGER) Variable Rate  Obligations -- The rate shown is the rate as of February
         28, 1999 and the maturity date shown is the longer of the next interest rate readjustment date or the date the principal amount shown can be recovered through demand.

INVESTMENT ABBREVIATIONS
VRDN ..................................................Variable Rate Demand Note
LOC ............................................................Letter of Credit
IDR ..............................................Industrial Development Revenue

                 See Accompanying Notes to Financial Statements.

                     THE JANNEY MONTGOMERY SCOTT MONEY FUNDS
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO
                             STATEMENT OF NET ASSETS
                                FEBRUARY 28, 1999
                                   (UNAUDITED)

                                                          PAR
                                                         (000)        VALUE
                                                       --------   --------------
MUNICIPAL BONDS--99.3%
ARKANSAS--1.2%
Arkansas Development Finance
   Authority Single Family Mortgage
   RB Mortgage-Backed Securities
   Program MB(DOUBLE DAGGER)
   3.700% 07/01/99 ..........................          $ 3,230       $ 3,230,000
                                                                  --------------
CALIFORNIA--1.1%
California Higher Education Student
   Loan RB DN Series D-2(DOUBLE DAGGER)
   3.650% 07/01/99 ..........................            3,000         3,000,000
                                                                  --------------
CONNECTICUT--1.1%
Connecticut Special Assessment
   Unemployment Compensation
   Advance Fund (Connecticut
   Unemployment Project) Series
   1993 C MB(DOUBLE DAGGER)
   3.600% 07/01/99 ..........................            3,000         3,000,000
                                                                  --------------
FLORIDA--4.4%
Orange County, IDA RB (Lake Highland
   School Project) DN(DAGGER)
   2.900% 03/07/99 ..........................            1,200         1,200,000
Capital Projects Finance Authority
   (Florida Hospital Association -
   Capital Projects Loan Program)
   Series 1998A DN(DAGGER)
   3.100% 03/07/99 ..........................            2,500         2,500,000
Flagler County Florida School
   District TAN
   3.890% 06/30/99 ..........................            3,300         3,301,447
Greater Orlando Airport Authority RB
   TECP
   3.100% 05/20/99 ..........................            5,104         5,104,000
                                                                  --------------
                                                                      12,105,447
                                                                  --------------
GEORGIA--10.8%
Bulloch County, Development Authority
   of, Tax-Exempt Adjustable Mode
   IDA RB (Gold Kist Inc. Project) DN(DAGGER)
   3.050% 03/07/99 ..........................            5,700         5,700,000


                                                         Par
                                                        (000)          Value
                                                       -------    --------------
GEORGIA--(CONTINUED)
Burke County Development Authority
   PCR RB (Oglethorpe Power
   Corporation Vogtle Project) MB(DOUBLE DAGGER)
   3.400% 05/27/99 ...............................     $ 3,600    $    3,600,000
Burke County Development Authority
   RB (Oglethorpe Power Corp. Vogtle
   Project) Series 1996 MB(DOUBLE DAGGER)
   3.450% 05/01/99 ...............................       5,000         5,000,000
Forsyth County, Development
   Authority of, IDA RB (World Access,
   Inc. Project) 1998 DN(DAGGER)
   3.100% 03/07/99 ...............................       2,000         2,000,000
McDuffie County, Development
   Authority Of, Georgia Waste
   Disposal RB (Temple-Inland Forest
   Products Corporation) 1998 TECP
   3.500% 05/18/99 ...............................       2,500         2,500,000
Monroe County Development Authority
   PCR RB (Oglethorpe Power
   Corporation, Scherer Project) MB(DOUBLE DAGGER)
   3.500% 05/28/99 ...............................       5,615         5,615,000
Savannah Economic Development
   Authority RB (Georgia Kaolin Inc.)
   DN(DAGGER)
   3.050% 03/07/99 ...............................       5,000         5,000,000
                                                                  --------------
                                                                      29,415,000
                                                                  --------------
IDAHO--1.4%
Idaho State TAN
   4.500% 06/30/99 ...............................       3,750         3,760,795
                                                                  --------------
ILLINOIS--13.0%
Addison, Village Of, Dupage County,
   Industrial Revenue Refunding Bonds
   (General Binding Corp. Project)
   1988 DN(DAGGER)
   3.220% 03/07/99 ...............................       1,750         1,750,000
Chicago Gas Supply RB (Peoples Gas
   Light & Coke Co. Project)
   1993B MB(DOUBLE DAGGER)
   3.200% 12/01/99 ...............................       5,575         5,575,000

                 See Accompanying Notes to Financial Statements.

                     THE JANNEY MONTGOMERY SCOTT MONEY FUNDS
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONTINUED)
                                FEBRUARY 28, 1999
                                   (UNAUDITED)

                                                         PAR
                                                        (000)        VALUE
                                                       -------    --------------
ILLINOIS--(CONTINUED)
Chicago, City Of, IDA RB (Goose
   Island Beer O. Project) DN(DAGGER)
   3.350% 03/07/99 .........................           $ 2,100    $    2,100,000
Chicago, City Of, IDA RB Series 1998
   (Zenith Controls Inc. Project) DN(DAGGER)
   3.010% 03/07/99 .........................             5,000         5,000,000
East Dundee, Kane and Cook Counties,
   IDA RB (Otto Engine Project) DN(DAGGER)
   3.010% 03/07/99 .........................             1,000         1,000,000
Illinois Health Facilites Authority
   (Children's Memorial Hospital)
   Series A MB(DOUBLE DAGGER)
   2.950% 06/25/99 .........................             2,000         2,000,000
Illinois Health Facilities Authority
   Revolving Fund Pooled Financing
   Program (The University of Chicago
   Project) TECP
   2.950% 05/03/99 .........................             4,000         4,000,000
Illinois Health Facility Authority RB
   (Evanston Hospital Corp. Project)
   Series 1996 MB(DOUBLE DAGGER)
   3.700% 07/15/99 .........................             5,000         5,000,000
Illinois Health Facility Authority RB MB
   (Evanston Hospital Corp. Project)
   Series A(DOUBLE DAGGER)
   3.150% 08/02/99 .........................             5,000         5,000,000
Illinois Housing Development Authority
   Community Redevelopment RB
   Series 1998 (Howard Theatre
   Development) DN(DAGGER)
   3.010% 03/07/99 .........................             2,800         2,800,000
Plainfield, Village of, IDA RB Series
   1997 (Plainfield Moldings, Inc.
   Project) DN(DAGGER)
   3.010% 03/07/99 .........................             1,300         1,300,000
                                                                  --------------
                                                                      35,525,000
                                                                  --------------
INDIANA--10.0%
Bremen IDA RB Series 1996 A
   (Universal Bearings, Inc. Project
   Private Placement) DN(DAGGER)
   3.050% 03/07/99 .........................             5,000         5,000,000

                                                         PAR
                                                        (000)        VALUE
                                                       --------   --------------
INDIANA--(CONTINUED)
Crawfordsville Industrial Economic
   Development RB (Pedcor
   Investments-Shady Knoll Apartments
   Project) DN(DAGGER)
   3.050% 03/07/99 .........................           $ 3,365       $ 3,365,000
Indiana Development Finance
   Authority IDA RB (Enterprise
   Center I Project) DN(DAGGER)
   3.010% 03/07/99 .........................             2,900         2,900,000
Indiana Development Finance
   Authority IDA RB (Enterprise
   Center II Project) DN(DAGGER)
   3.010% 03/07/99 .........................             2,000         2,000,000
Indiana Development Finance
   Authority IDA RB (Enterprise
   Center IV Project) DN(DAGGER)
   3.010% 03/07/99 .........................             2,600         2,600,000
Indiana Development Finance
   Authority IDA RB (Enterprise
   Center VI Project) DN(DAGGER)
   3.010% 03/07/99 .........................             4,900         4,900,000
Indiana State Development
   Finance Authority Economic
   Development RB DN (Saroyan
   Hardwoods Inc. Project)(DAGGER)
   3.050% 03/07/99 .........................             1,700         1,700,000
Portage Economic Development RB
   (Breckenridge Apartments
   Project) DN(DAGGER)
   3.100% 03/07/99 .........................             4,650         4,650,000
                                                                  --------------
                                                                      27,115,000
                                                                  --------------
KANSAS--1.1%
Wyandotte County Kansas City
   Municipal Temporary Notes
   Series AAAA
   3.300% 02/01/00 .........................             2,096         2,096,625
Wyandotte County Kansas City
   Municipal Temporary Notes
   Series YYY
   3.300% 02/01/00 .........................             1,020         1,020,426
                                                                  --------------
                                                                       3,117,051
                                                                  --------------

                 See Accompanying Notes to Financial Statements.

                     THE JANNEY MONTGOMERY SCOTT MONEY FUNDS
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONTINUED)
                                FEBRUARY 28, 1999
                                   (UNAUDITED)

                                                         PAR
                                                        (000)          VALUE
                                                       --------   --------------
KENTUCKY--5.3%
Henderson Industrial Building RB
   (Shamrock Technologies)
   1997 DN(DAGGER)
   3.050% 03/07/99 .........................           $ 3,341       $ 3,341,000
Kentucky Interlocal School
   Transportation Association TRAN
   Certificates of Participation
   3.900% 06/30/99 .........................            11,000        11,014,887
                                                                  --------------
                                                                      14,355,887
                                                                  --------------
MARYLAND--1.5%
Maryland State Health & Higher
   Educational Authority RB (Doctors
   Community Hospital) Series 1997 -
   Second Issue DN(DAGGER)
   2.890% 03/07/99 .........................             2,000         2,000,000
Montgomery County Economic
   Development RB (Brooke Grove
   Foundation Inc. Project) Series
   1998 DN(DAGGER)
   2.890% 03/07/99 .........................             2,000         2,000,000
                                                                  --------------
                                                                       4,000,000
                                                                  --------------
MASSACHUSETTS--3.2%
Commonwealth of Massachusetts
   Federal Highway Grant Anticipation
   Notes 1998 Series A Trust Receipt
   DN(DAGGER)
   3.000% 03/03/99 .........................               900           900,000
Massachusetts State Development
   Finance Agency RB (Hatfield Inc.
   Project) 1998 DN(DAGGER)
   2.950% 03/07/99 .........................             4,000         4,000,000
Whiteman-Hanson Regional School
   District BAN
   4.000% 07/01/99 .........................             1,000         1,000,481
Whiteman-Hanson Regional School
   District RAN
   4.100% 06/30/99 .........................             2,800         2,803,127
                                                                  --------------
                                                                       8,703,608
                                                                  --------------


                                                         PAR
                                                        (000)         VALUE
                                                       -------    --------------
MISSOURI--0.1%
Kansas City IDA RB (Mid-America
   Health Services, Inc. Project)
   Series 1984 DN(DAGGER)
   3.150% 03/07/99 ..........................          $  400    $      400,000
                                                                  --------------
NEBRASKA--1.4%
Lancaster (Sun-Husker Foods, Inc.
   Project) DN(DAGGER)
   4.300% 03/07/99 ..........................            3,800         3,800,000
                                                                  --------------
NEW HAMPSHIRE--1.5%
Dover BAN
   4.250% 03/03/99 ..........................            1,000         1,000,057
New Hampshire State Business
   Finance Authority PCR RB (New
   England Power Co. Project) MB(DOUBLE DAGGER)
   3.450% 05/04/99 ..........................            3,000         3,000,000
                                                                  --------------
                                                                       4,000,057
                                                                  --------------
NEW JERSEY--1.3%
New Jersey Economic Development
   Authority RB (J. Jams Realty
   Co.) DN(DAGGER)
   2.850% 03/07/99 ...........................             480           480,000
South Jersey Transportation Authority
   RB Series 1998 DN(DAGGER)
   2.950% 11/03/99 ...........................           3,000         3,000,000
                                                                  --------------
                                                                       3,480,000
                                                                  --------------
NEW YORK--1.4%
New York City G.O. DN 1992
   Series D(DAGGER)
   2.750% 03/01/99 ...........................            1,200        1,200,000
New York Housing Development
   Corp. Multifamily Rental Housing
   RB Related - Carnegie Park DN(DAGGER)
   2.700% 03/07/99 ...........................              500          500,000
Niagara County IDA Solid Waste
   Disposal RB Series B DN
   American Re-Fuel(DAGGER)
   2.900% 03/07/99 ...........................            2,000        2,000,000
                                                                  --------------
                                                                       3,700,000
                                                                  --------------

                 See Accompanying Notes to Financial Statements

                     THE JANNEY MONTGOMERY SCOTT MONEY FUNDS
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONTINUED)
                                FEBRUARY 28, 1999
                                   (UNAUDITED)

                                                          PAR
                                                         (000)         VALUE
                                                       --------   --------------
NORTH CAROLINA--5.0%
Mecklenburg County G.O.
   Series 1996C DN(DAGGER)
   2.850% 03/07/99 .........................           $ 6,700    $    6,700,000
North Carolina Medical Care
   Commission Hospital RB Moses
   Cone Health System Series 1998
   DN(DAGGER)
   3.000% 03/07/99 .........................             6,800         6,800,000
Wake County Industrial Facilities and
   Pollution Control Financing
   Authority RB (Carolina Power &
   Light Co. Project) Series 1987 DN(DAGGER)
   3.050% 03/07/99 .........................               200           200,000
                                                                  --------------
                                                                      13,700,000
                                                                  --------------
OHIO--6.5%
Butler County BAN
   3.500% 03/19/99 .........................             2,000         2,000,392
   3.550% 10/21/99 .........................             1,000         1,002,481
Canfield Local School District BAN
   3.800% 04/15/99 .........................             4,900         4,900,406
Clinton County Hospital RB (Ohio
   Hospital Capital, Inc. Pooled
   Financing Programs) DN(DAGGER)
   3.000% 03/07/99 .........................             2,000         2,000,000
Mahoning County (Youngstown Iron
   & Metal Inc. Project) DN(DAGGER)
   3.100% 03/07/99 .........................             1,940         1,940,000
Montgomery County Variable Rate
   Healthcare Facilities RB
   Series 1998 DN(DAGGER)
   3.000% 03/07/99 .........................               770           770,000
Ohio State Higher Education Facilities
   Community RB Pooled Financing
   DN(DAGGER)
   3.000% 03/07/99 .........................             2,635         2,635,000
Trumbull County Health Care Facilities
   RB Series 1998 DN(DAGGER)
   3.000% 03/07/99 .........................             2,500         2,500,000
                                                                  --------------
                                                                      17,748,279
                                                                  --------------


                                                          Par
                                                         (000)         Value
                                                       --------   --------------
OKLAHOMA--1.8%
Oklahoma County Finance Authority
   IDA RB (Southwest Electric Co.
   Project) Series 1998 DN(DAGGER)
   3.050% 03/07/99 ................................   $ 3,000     $    3,000,000
Oklahoma Development Finance
   Authority (Shawnee Funding
   Limited) DN(DAGGER)
   3.100% 03/07/99 ................................     2,000          2,000,000
                                                                  --------------
                                                                       5,000,000
                                                                  --------------
OREGON--0.6%
Portland Multifamily Housing RB
   Village of Lovejoy Fountain DN(DAGGER)
   3.000% 03/07/99 ................................     1,600          1,600,000
                                                                  --------------
RHODE ISLAND--0.6%
Rhode Island Housing and Mortgage
   Finance Corp. Homeownership
   Opportunity Bonds Series 24-B MB(DOUBLE DAGGER)
   3.150% 12/15/99 ................................     1,700          1,700,000
                                                                  --------------
SOUTH CAROLINA--7.9%
Berkeley County IDA RB (Nucor Corp.)
   Series 1998 DN(DAGGER)
   3.050% 03/07/99 ................................     3,100          3,100,000
Chesterfield County IDA RB (Culp,
   Inc.) DN(DAGGER)
   3.050% 03/07/99 ................................     6,000          6,000,000
Marlboro County Solid Waste
   Disposal Facilities RB (Willamette
   Industries, Inc. Project) DN(DAGGER)
   3.050% 03/07/99 ................................     1,100          1,100,000
Marlboro County, IDA RB (Reliance
   Trading Corp. of America Project)
   1997 DN(DAGGER)
   3.010% 03/07/99 ................................     1,150          1,150,000
South Carolina Jobs Economic
   Development Authority (Ellcon
   National Inc. Project) Series 1998B
   DN(DAGGER)
   3.050% 03/07/99 ................................     3,000          3,000,000
South Carolina Jobs Economic
   Development Authority (YMCA)
   1997 DN(DAGGER)
   2.950% 03/07/99 ................................     2,560          2,560,000

                 See Accompanying Notes to Financial Statements

                     THE JANNEY MONTGOMERY SCOTT MONEY FUNDS
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONTINUED)
                                FEBRUARY 28, 1999
                                   (UNAUDITED)

                                                         PAR
                                                        (000)        VALUE
                                                       --------   --------------
SOUTH CAROLINA--(CONTINUED)
South Carolina Jobs Economic
   Development Authority RB (Tate
   Metalworks, Inc. Project) 1998 DN(DAGGER)
   3.050% 03/07/99 .........................           $  1,000   $    1,000,000
Williamsburg County, IDA RB
   (Peddinghaus Corp. of South
   Carolina Project) Series 1997 DN(DAGGER)
   3.010% 03/07/99 .........................              3,500        3,500,000
                                                                  --------------
                                                                      21,410,000
                                                                  --------------
TENNESSEE--1.9%
Oak Ridge Solid Waste Disposal Facility
   Series 1996 M4 (Environmental
   Project) DN(DAGGER)
   3.100% 03/07/99 .........................              5,100        5,100,000
                                                                  --------------
TEXAS--4.1%
Brazos River Harbor Navigation
   District of Brazoria County PCR RB
   (The Dow Chemical Co. Project)
   1988 TECP
   2.800% 05/03/99 .........................              9,980        9,980,000
Denton IDA (Hartzell Manufacturing
   Inc. Project) DN(DAGGER)
   3.250% 03/07/99 .........................              1,300        1,300,000
                                                                  --------------
                                                                      11,280,000
                                                                  --------------
VIRGINIA--6.1%
Metropolitan Washington D.C. Airports
   Authority Flexible Term Revenue
   Notes TECP
   2.950% 04/23/99 .........................              5,000        5,000,000
Metropolitan Washington D.C. Airports
   Authority, Passenger Facility
   Flexible Term Notes TECP
   3.000% 04/19/99 .........................              4,500        4,500,000
Metropolitan Washington D.C. Airports
   Authority, Passenger Facility
   Flexible Term Notes TECP
   3.100% 03/29/99 .........................              7,000        7,000,000
                                                                  --------------
                                                                      16,500,000
                                                                  --------------


                                                          PAR
                                                         (000)        VALUE
                                                       --------   --------------
WASHINGTON--0.9%
Grant County, Industrial Development
   Corp. of Port District No.1 (Dodson
   Road Orchards, L.L.C. Project)
   1998 DN(DAGGER)
   3.000% 03/07/99 .........................           $  2,500   $    2,500,000
                                                                  --------------
WISCONSIN--4.1%
Amery IDA RB (Plastech Corp.) Series
   1997 DN(DAGGER)
   3.250% 03/07/99 .........................              2,000        2,000,000
Franklin, City Of, IDA RB Series 1998
   (All Glass Aquarium Co., Inc.
   Project) DN(DAGGER)
   3.050% 03/07/99 .........................              4,500        4,500,000
Mequon, City of, IDA RB (Johnson
   Level GRW Investment Project) DN(DAGGER)
   3.050% 03/07/99 .........................              2,500        2,500,000
Wisconsin Rapids City IDA RB (Theile
   Kaolin of Wisconsin, Inc. Project)
   DN(DAGGER)
   3.100% 03/07/99 .........................              2,250        2,250,000
                                                                  --------------
                                                                      11,250,000
                                                                  --------------
     TOTAL MUNICIPAL BONDS
       (Cost $270,496,124) .................                         270,496,124
                                                                  --------------

                 See Accompanying Notes to Financial Statements.

                     THE JANNEY MONTGOMERY SCOTT MONEY FUNDS
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONCLUDED)
                                FEBRUARY 28, 1999
                                   (UNAUDITED)


                                                                       VALUE
                                                                   -------------
TOTAL INVESTMENTS AT VALUE--99.3%
   (Cost $270,496,124*) ....................................        $270,496,124
                                                                   -------------
OTHER ASSETS IN EXCESS
   OF LIABILITIES--0.7% ....................................           1,985,702
                                                                   -------------

NET ASSETS (Applicable to 153,902,250
   Bedford shares, 228,816 Cash
   Preservation shares, 118,424,557
   Janney Montgomery Scott shares and
   800 other shares)--100% .................................       $ 272,481,826
                                                                   =============

NET ASSET VALUE, Offering and
   redemption price per share
   ($272,481,826 (DIVIDE) 272,556,423) .....................               $1.00
                                                                           =====
*  Also cost for Federal income tax purposes.

(DAGGER) Variable Rate Demand Notes -- The rate shown is the rate as of February
         28, 1999 and the maturity date shown is the longer of the next interest readjustment date or the date the principal amount shown can be recovered through demand.

(DOUBLE DAGGER) Put Bonds -- Maturity date is the put date.

The Moody's Investor Service, Inc. and Standard and Poor's Ratings Group's ratings indicated are the most recent ratings available at February 28, 1999.

INVESTMENT ABBREVIATIONS
BAN ......................................................Bond Anticipation Note
DN ..................................................................Demand Note
GO ..........................................................General Obligations
LOC ............................................................Letter of Credit
IDA ............................................Industrial Development Authority
MB ...............................................................Municipal Bond
PCR ...................................................Pollution Control Revenue
RAN ...................................................Revenue Anticipation Note
RAW ...............................................Revenue Anticipation Warrants
RB .................................................................Revenue Bond
TAN .......................................................Tax Anticipation Note
TECP ................................................Tax Exempt Commercial Paper
TRAN ..........................................Tax and Revenue Anticipation Note

                 See Accompanying Notes to Financial Statements.

                     THE JANNEY MONTGOMERY SCOTT MONEY FUNDS
                               THE RBB FUND, INC.
                  GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO
                             STATEMENT OF NET ASSETS
                                FEBRUARY 28, 1999
                                   (UNAUDITED)

                                                         PAR
                                                        (000)         VALUE
                                                       --------   --------------
AGENCY OBLIGATIONS--65.2%
FEDERAL FARM CREDIT BANK--4.5%
   4.782% 03/02/99 ..........................          $ 10,000     $  9,999,986
   4.760% 01/18/00 ..........................            15,000       14,985,557
                                                                    ------------
                                                                      24,985,543
                                                                    ------------
FEDERAL HOME LOAN BANK--16.0%
   4.830% 03/01/99(DAGGER) ..................            10,000        9,998,010
   4.890% 03/01/99(DAGGER) ..................            10,000        9,999,351
   4.890% 03/01/99(DAGGER) ..................            10,000        9,995,245
   5.620% 04/01/99 ..........................             9,200        9,199,768
   5.536% 07/15/99 ..........................            10,000        9,997,746
   4.900% 01/14/00 ..........................            10,000        9,998,634
   4.850% 01/27/00 ..........................            10,000       10,000,000
   4.950% 02/17/00 ..........................            10,000        9,994,826
   5.035% 02/25/00 ..........................            10,000        9,994,165
                                                                    ------------
                                                                      89,177,745
                                                                    ------------
FEDERAL HOME LOAN MORTGAGE CORPORATION--23.3%
   4.737% 03/22/99(DAGGER) ..................            35,000       34,997,115
   4.980% 03/05/99 ..........................            10,000        9,994,467
   5.505% 03/12/99 ..........................             5,000        4,999,834
   4.960% 03/18/99 ..........................            35,000       34,918,022
   4.740% 04/15/99 ..........................            20,000       19,881,500
   5.550% 04/29/99 ..........................            10,000        9,997,721
   4.750% 05/24/99 ..........................            15,000       14,833,750
                                                                    ------------
                                                                     129,622,409
                                                                    ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION--18.7%
   4.830% 03/01/99(DAGGER) ..................            10,000        9,998,115
   4.595% 03/02/99(DAGGER) ..................            10,000       10,000,000
   5.116% 03/02/99(DAGGER) ..................            10,000        9,999,466
   5.630% 05/05/99 ..........................            24,000       24,018,717
   5.650% 05/26/99 ..........................             5,295        5,301,655
   4.750% 06/10/99 ..........................            10,000        9,866,736
   5.520% 08/09/99 ..........................            10,000        9,994,859
   4.755% 05/19/99 ..........................            10,000        9,895,654
   4.860% 02/10/00 ..........................            15,000       14,989,051
                                                                    ------------
                                                                     104,064,253
                                                                    ------------


                                                          PAR
                                                         (000)         VALUE
                                                       ----------   ------------
STUDENT LOAN MARKETING ASSOCIATION--2.7%
   5.520% 06/10/99 ..........................          $ 15,000     $ 14,994,911
                                                                    ------------
     TOTAL AGENCY OBLIGATIONS
       (Cost $362,844,861) ..................                        362,844,861
                                                                    ------------

REPURCHASE AGREEMENTS--34.5%
Greenwich Capital Markets
     (Agreement dated 02/26/99 to be
     repurchased at $25,010,104,
     collateralized by $5,343,334
     Resolution Trust Company Strip
     Principles at rates of 8.125% to
     9.375% due 10/15/19 to 04/15/30 and
     $20,406,830 Resolution Trust
     Company Strips due 04/15/99 to
     07/15/21. Market value of
     collateral is $25,750,164.)
     4.850% 03/01/99 ........................            25,000       25,000,000
Lehman Brothers
     (Agreement dated 02/26/99 to be
     repurchased at $50,019,917,
     collateralized by Government
     National Mortgage Association at
     rates of 6.125% to 9.5% due
     04/15/10 to 11/20/24. Market value
     of collateral is $51,500,593.)
     4.780% 03/01/99 ........................            50,000       50,000,000
Morgan Stanley
     (Agreement dated 02/26/99 to be
     repurchased at $100,040,625,
     collateralized by $70,086,095
     Federal National Mortgage
     Corporation at rates of 6.30% to
     6.85% due 03/09/99 to 05/14/13, and
     $29,947,752 Federal National
     Mortgage Association at rates of
     5.27% to 6.26% due 05/03/00 to
     02/25/09. Market value of
     collateral is $100,033,847.)
     4.875% 03/01/99 ........................           100,000      100,000,000

                 See Accompanying Notes to Financial Statements.

                     THE JANNEY MONTGOMERY SCOTT MONEY FUNDS
                               THE RBB FUND, INC.
                  GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONCLUDED)
                                FEBRUARY 28, 1999
                                   (UNAUDITED)

                                                          PAR
                                                         (000)        VALUE
                                                       ----------  ------------
REPURCHASE AGREEMENTS--(CONTINUED)
Warburg Dillon Read
     (Agreement dated 02/26/99 to be
     repurchased at $16,806,650,
     collateralized by United States
     Treasury Bond at rate of 5.50% due
     08/15/28. Market value of
     collateral is $16,813,213.)
     4.750% 03/01/99 ........................           $16,800     $ 16,800,000
                                                                    ------------
     TOTAL REPURCHASE AGREEMENTS
       (Cost $191,800,000) ..................                        191,800,000
                                                                    ------------

TOTAL INVESTMENTS AT VALUE--99.7%
   (Cost $554,644,861*) .....................                        554,644,861
                                                                    ------------
OTHER ASSETS IN EXCESS
   OF LIABILITIES--0.3% .....................                          1,439,478
                                                                    ------------
NET ASSETS (Applicable to 147,473,467
   Bedford shares, 408,641,853 Janney
   Montgomery Scott shares and 800 other
   shares)--100.0% ..........................                       $556,084,339
                                                                    ============

NET ASSET VALUE, Offering and
   redemption price per share
   ($556,084,339 (DIVIDE) 556,116,120) ......                              $1.00
                                                                           =====

*        Also cost for Federal income tax purposes

(DAGGER) Variable Rate Obligations -- The interest rate is the rate as of February 28, 1999 and the maturity date shown is the longer of the next interest readjustment date or the date the principal amount shown can be recovered through demand.

                 See Accompanying Notes to Financial Statements.

                     THE JANNEY MONTGOMERY SCOTT MONEY FUNDS
                               THE RBB FUND, INC.
                    NEW YORK MUNICIPAL MONEY MARKET PORTFOLIO
                             STATEMENT OF NET ASSETS
                                FEBRUARY 28, 1999
                                   (UNAUDITED)

                                                          PAR
                                                         (000)          VALUE
                                                       --------      -----------
MUNICIPAL BONDS--98.2%
NEW YORK--98.2%
Auburn IDA RB Series 1997 DN
   (Fat Tire, LLC Project)(DAGGER)
   3.050% 03/07/99 ........................            $   990        $  990,000
Binghamton (City) New York City
   School District RAN
   3.375% 06/25/99 ........................              1,000         1,001,188
Chautauqua County IDA (The Red
   Wing Company, Inc.) Series 1985
   DN(DAGGER)
   2.900% 03/04/99 ........................              1,000         1,000,000
Erie County, IDA DN (Gemcor
   Project) 1997 A(DAGGER)
   3.000% 03/07/99 ........................                500           500,000
Lancaster, Town Of, IDA RB DN 1997
   (Jiffy-Tite Co., Inc. Project)(DAGGER)
   3.050% 03/07/99 ........................              1,000         1,000,000
Metropolitan Transportation Authority,
   New York BAN Series A TECP
   2.600% 05/03/99 ........................              1,000         1,000,000
Monroe County IDA (AJL
   Manufacturing, Inc. Facility) DN(DAGGER)
   3.000% 03/07/99 ........................              1,000         1,000,000
Montgomery Town IDA DN(DAGGER)
   2.750% 03/15/99 ........................              1,400         1,400,000
New York City G.O. DN 1995
   Series F-3(DAGGER)
   2.800% 03/07/99 ........................                600           600,000
New York City G.O. Series 1994 H-4
   TECP
   2.750% 03/01/99 ........................              2,000         2,000,000
New York City G.O. 1994 H-3  TECP
   2.750% 05/13/99 ........................              1,000         1,000,000
New York City G.O. Series 1994 H-5
   TECP
   2.850% 07/30/99 ........................              1,000         1,000,000
New York City G.O. Series J-2 TECP
   2.650% 03/19/99 ........................              1,000         1,000,000
New York City Health and Hospitals
   Health System Bonds, 1997
   Series A DN(DAGGER)
   2.800% 03/07/99 ........................                290           290,000


                                                          PAR
                                                         (000)         VALUE
                                                        --------    ------------
NEW YORK--(CONTINUED)
New York City Housing Development
   Corp. (Columbus Gardens Project)
   Multi Family Mortgage RB
   Series 1993A DN(DAGGER)
   2.600% 03/01/99 ...................                 $   500        $  500,000
New York City, Transitional Finance
   Authority Financing RB Future Tax
   Series A DN(DAGGER)
   3.070% 03/01/99 ...................                     800           800,000
New York Housing Development
   Corp. Multifamily Rental Housing
   RB Related - Carnegie Park 1997
   Series A DN(DAGGER)
   2.700% 03/07/99 ...................                     500           500,000
New York State Dormitory Authority
   RB DN (Beverwyck Inc.)(DAGGER)
   2.750% 03/03/99 ...................                   1,000         1,000,000
New York State Energy Research and
   Development Authority PCR
   RB MB(DOUBLE DAGGER)
   3.580% 03/01/99 ...................                     120           120,000
New York State Energy Research and
   Development Authority PCR
   RB MB(DOUBLE DAGGER)
   3.580% 03/01/99 ...................                     880           880,000
New York State Housing Finance
   Agency DN Series A (Mount Sinai
   School Of Medicine)(DAGGER)
   2.550% 03/03/99 ...................                   1,100         1,100,000
New York State Power Authority TECP
   3.100% 03/08/99 ...................                   1,000         1,000,000
   3.050% 03/25/99 ...................                   2,500         2,500,000
New York State Power MB(DOUBLE DAGGER)
   3.450% 03/01/99 ...................                   1,500         1,500,000
New York State Thruway Authority
   General RB DN(DAGGER)
   3.250% 03/07/99 ...................                     500           500,000
Niagara County IDA Solid Waste
   Disposal RB Series 1994 B DN
   (American Ref-Fuel Company Of
   Nigeria)(DAGGER)
   2.900% 03/07/99 ...................                     400           400,000

                 See Accompanying Notes to Financial Statements.

                     THE JANNEY MONTGOMERY SCOTT MONEY FUNDS
                               THE RBB FUND, INC.
                    NEW YORK MUNICIPAL MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONCLUDED)
                                FEBRUARY 28, 1999
                                   (UNAUDITED)

                                                         PAR
                                                        (000)         VALUE
                                                       --------    ------------

NEW YORK--(CONTINUED)
Oneonta, City Of, City School District
   Otsego County RAN 1998
   4.000% 06/18/99 .......................             $ 1,275       $ 1,275,914
Oswego, County Of, IDA RB (Crysteel
   Manufacturing, Inc. Project) DN(DAGGER)
   3.050% 03/07/99 .......................                 800           800,000
Rotterdam BAN
   4.000% 06/18/99 .......................               1,000         1,000,713
Suffolk County IDA (Episcopal Health
   Services) 1998 Series A DN(DAGGER)
   3.100% 03/07/99 .......................               1,000         1,000,000
Suffolk County Water Authority BAN
   2.700% 03/07/99 .......................                 100           100,000
                                                                     -----------
                                                                      28,757,815
                                                                     -----------
     TOTAL MUNICIPAL BONDS
       (Cost $28,757,815) ................                            28,757,815
                                                                     -----------
TOTAL INVESTMENTS AT VALUE--98.2%
   (Cost $28,757,815*) ...................                           $28,757,815
                                                                     -----------
OTHER ASSETS IN EXCESS
   OF LIABILITIES--1.8% ..................                               534,838
                                                                     -----------
NET ASSETS (Applicable to
   29,304,464 Janney Montgomery
   Scott shares and 800 other
   shares)--100.0% .......................                           $29,292,653
                                                                     ===========
NET ASSET VALUE, Offering and
   redemption price per share
   ($29,292,653 (DIVIDE) 29,305,264) .....                           $      1.00
                                                                     ===========



*        Also cost for Federal income tax purposes

(DAGGER) Variable Rate Demand Notes -- The interest rate shown is the rate as of February 28, 1999 and the maturity date shown is the longer of the next readjustment date or the date the principal amount shown can be recovered through demand.

(DOUBLE DAGGER) Put Bonds -- Maturity date is the put date. The Moody's Investor Service, Inc. and Standard and Poor's Ratings Group's ratings indicated are the most recent ratings available at February 28, 1999.

INVESTMENT ABBREVIATIONS
BAN .....................................................Bond Anticipation Note
DN .................................................................Demand Note
GO .........................................................General Obligations
LOC ...........................................................Letter of Credit
IDA ...........................................Industrial Development Authority
MB ............................................................. Municipal Bond
PCR ..................................................Pollution Control Revenue
RAN ..................................................Revenue Anticipation Note
RB ................................................................Revenue Bond
TAN ......................................................Tax Anticipation Note
TECP ...............................................Tax Exempt Commercial Paper
TRAN .........................................Tax and Revenue Anticipation Note

                 See Accompanying Notes to Financial Statements.

                     THE JANNEY MONTGOMERY SCOTT MONEY FUNDS
                               THE RBB FUND, INC.
                            STATEMENTS OF OPERATIONS
             FOR THE SIX MONTHS ENDED FEBRUARY 28, 1999 (UNAUDITED)


                                                                                           GOVERNMENT       NEW YORK
                                                                            MUNICIPAL      OBLIGATIONS      MUNICIPAL
                                                       MONEY MARKET        MONEY MARKET    MONEY MARKET    MONEY MARKET
                                                         PORTFOLIO          PORTFOLIO       PORTFOLIO       PORTFOLIO
                                                       ------------        ------------    ------------    ------------
Investment Income
   Interest ........................................     $67,932,605       $4,722,446      $13,757,494       $495,620
                                                         -----------       ----------      -----------       --------
Expenses
   Investment advisory fees ........................       4,607,483          485,182        1,122,352         54,309
   Administration fees .............................              --          141,069               --         15,517
   Distribution fees ...............................       5,473,879          841,262        1,607,539         93,118
   Service organization fees                                 271,242               --               --             --
   Directors' fees .................................          32,956            3,687            7,011            405
   Custodian fees ..................................         201,254           32,659           51,330          6,208
   Transfer agent fees .............................       1,505,760           59,495          299,767         12,353
   Legal fees ......................................          56,943            6,260           11,873            693
   Audit fees ......................................          66,476            7,970           15,335            749
   Registration fees ...............................         150,000           54,000           36,000          7,459
   Insurance expense ...............................          21,022            2,354            4,460            261
   Printing fees ...................................         266,257           20,749           62,100            211
   SEC fees ........................................           2,611            1,869              280             --
   Miscellaneous ...................................             326               37              371              4
                                                         -----------       ----------      -----------       --------
                                                          12,656,209        1,656,593        3,218,418        191,287

   Less fees waived and reimbursements ............       (2,014,787)        (418,057)        (558,943)       (67,129)
                                                         -----------       ----------      -----------       --------
        Total expenses ............................       10,641,422        1,238,536        2,659,475        124,158
                                                         -----------       ----------      -----------       --------
Net investment income .............................       57,291,183        3,483,910       11,098,019        371,462
                                                         -----------       ----------      -----------       --------
Net realized gain/(loss) on investments ...........          131,056             --           (12,523)            --
                                                         -----------       ----------      -----------       --------
Net increase in net assets resulting from operations     $57,422,239       $3,483,910      $11,085,496       $371,462
                                                         ===========       ==========      ===========       ========


                 See Accompanying Notes to Financial Statements.

                     THE JANNEY MONTGOMERY SCOTT MONEY FUNDS
                               THE RBB FUND, INC.
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                                   MUNICIPAL MONEY
                                          MONEY MARKET PORTFOLIO                   MARKET PORTFOLIO
                                  ------------------------------------   -----------------------------------
                                        FOR THE            FOR THE           FOR THE           FOR THE
                                   SIX MONTHS ENDED       YEAR ENDED     SIX MONTHS ENDED     YEAR ENDED
                                   FEBRUARY 28, 1999   AUGUST 31, 1998   FEBRUARY 28, 1999  AUGUST 31, 1998
                                   -----------------   ---------------   ----------------   ---------------
                                      (UNAUDITED)                           (UNAUDITED)
Increase (decrease) in net assets:
Operations:
  Net investment income .........   $   57,291,183      $ 127,866,778       $  3,483,910      $ 9,017,840
  Net realized gain (loss) on
    investments .................          131,056            (95,478)               --            (3,055)
                                       -----------       ------------        -----------      -----------
  Net increase in net assets
    resulting from operations ...       57,422,239        127,771,300          3,483,910        9,014,785
                                       -----------       ------------        -----------      -----------
Distributions to shareholders:
Dividends to shareholders from
  net investment income:
    Bedford shares ..............      (18,350,903)       (56,898,248)        (2,044,881)      (5,548,854)
    Bradford shares .............              --                 --                 --          (405,975)
    Cash Preservation shares ....           (4,108)           (10,274)            (1,572)          (2,738)
    Janney Montgomery Scott
      shares ....................      (21,174,670)       (38,111,646)        (1,437,457)      (3,060,273)
    Select shares ...............         (352,247)               --                 --               --
    Sansom Street shares ........      (17,409,255)       (32,846,610)               --               --

Dividends to shareholders from
  net realized short-term gains:
    Bedford shares ..............           (2,671)            (7,165)               --               --
    Bradford shares .............              --                 --                 --               --
    Cash Preservation shares ....               (1)                (1)               --               --
    Janney Montgomery Scott
      shares ....................           (2,921)            (3,979)               --               --
    Select shares ...............             (102)               --                 --               --
    Sansom Street shares ........           (2,010)            (2,838)               --               --

      Total dividends to
        shareholders ............      (57,298,888)      (127,880,761)        (3,483,910)      (9,017,840)
                                       -----------       ------------       ------------     ------------
Net capital share transactions ..      115,125,760       (384,357,868)        27,311,012     (242,871,946)
                                       -----------       ------------       ------------     ------------
Total increase in
  net assets ....................      115,249,111       (384,467,329)        27,311,012     (242,875,001)
Net Assets:
  Beginning of period ...........    2,315,558,300      2,700,025,629        245,170,814      488,045,815
                                    --------------     --------------       ------------     ------------
  End of period .................   $2,430,807,411     $2,315,558,300       $272,481,826     $245,170,814
                                    ==============     ==============       ============     ============




                                                 GOVERNMENT OBLIGATIONS                       NEW YORK MUNICIPAL
                                                 MONEY MARKET PORTFOLIO                     MONEY MARKET PORTFOLIO
                                             -----------------------------------    ----------------------------------
                                                 FOR THE           FOR THE               FOR THE            FOR THE
                                             SIX MONTHS ENDED     YEAR ENDED         SIX MONTHS ENDED     YEAR ENDED
                                             FEBRUARY 28, 1999  AUGUST 31, 1998      FEBRUARY 28, 1999   AUGUST 31, 1998
                                             ----------------   ----------------     -----------------   -------------
                                               (UNAUDITED)                             (UNAUDITED)
Increase (decrease) in net assets:
Operations:
  Net investment income .................      $ 11,098,019       $ 26,408,463         $   371,462        $  2,552,249
  Net realized gain (loss) on
    investments .........................           (12,523)            (5,792)                --                 --
                                               ------------       ------------         -----------        ------------
  Net increase in net assets
    resulting from operations ...........        11,085,496         26,402,671             371,462           2,552,249
                                               ------------       ------------         -----------        ------------
Distributions to shareholders:
Dividends to shareholders from
  net investment income:
    Bedford shares ......................        (2,687,839)        (8,627,495)               --            (1,779,417)
    Bradford shares .....................               --            (184,938)               --                  --
    Cash Preservation shares ............               --                 --                 --                  --
    Janney Montgomery Scott
      shares ............................        (8,410,180)       (17,595,930)           (371,462)           (772,832)
    Select shares .......................               --                 --                  --                 --
    Sansom Street shares ................               --                 --                  --                 --

Dividends to shareholders from
  net realized short-term gains:
    Bedford shares ......................               --                 --                  --                 --
    Bradford shares .....................               --                 --                  --                 --
    Cash Preservation shares ............               --                 --                  --                 --
    Janney Montgomery Scott
      shares ............................               --                 --                  --                 --
    Select shares .......................               --                 --                  --                 --
    Sansom Street shares ................               --                 --                  --                 --

      Total dividends to
        shareholders ....................       (11,098,019)       (26,408,363)           (371,462)         (2,552,249)
                                               ------------       ------------         -----------        ------------
Net capital share transactions ..........        48,584,957       (106,714,614)         (1,762,013)        (78,533,461)
                                               ------------       ------------         -----------        ------------
Total increase in
  net assets ............................        48,572,434       (106,720,306)         (1,762,013)        (78,533,461)
Net Assets:
  Beginning of period ...................       507,511,905        614,232,211          31,054,666         109,588,127
                                               ------------       ------------         -----------        ------------
  End of period .........................      $556,084,339       $507,511,905         $29,292,653        $ 31,054,666
                                               ============       ============         ===========        ============

                See Accompanying Notes to Financial Statements.

                     THE JANNEY MONTGOMERY SCOTT MONEY FUNDS
                               THE RBB FUND, INC.
                            FINANCIAL HIGHLIGHTS (c)
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                     MONEY MARKET PORTFOLIO
                                ---------------------------------------------------------------------
                                                                                    FOR THE PERIOD
                                  FOR THE       FOR THE     FOR THE     FOR THE      JUNE 12, 1995
                                SIX MONTHS       YEAR         YEAR       YEAR       (COMMENCEMENT
                                   ENDED         ENDED       ENDED       ENDED     OF  OPERATIONS) TO
                                FEBRUARY 28,   AUGUST 31,  AUGUST 31,  AUGUST 31,      AUGUST 31,
                                   1999          1998         1997       1996            1995
                                -----------   ----------   ---------  -----------  ------------------
                                (Unaudited)
Net asset value, beginning
  of period ...................  $     1.00     $   1.00    $   1.00    $   1.00       $   1.00
                                 ----------     --------    --------    --------       --------
Income from investment
  operations:
  Net investment income .......      0.0217       0.0469      0.0459      0.0465         0.0112
                                 ----------     --------    --------    --------       --------
      Total from investment
        operations ............      0.0217       0.0469      0.0459      0.0465         0.0112
                                 ----------     --------    --------    --------       --------
Less distributions
  Dividends (from net
    investment income) ........     (0.0217)     (0.0469)    (0.0459)    (0.0465)       (0.0112)
                                 ----------     --------    --------    --------       --------
      Total distributions .....     (0.0217)     (0.0469)    (0.0459)    (0.0465)       (0.0112)
                                 ----------     --------    --------    --------       --------
Net asset value, end of
  period ......................  $     1.00     $   1.00    $   1.00    $   1.00       $   1.00
                                 ==========     ========    ========    ========       ========
Total Return ..................     4.47%(b)       4.81%       4.69%       4.76%        5.30%(b)
Ratios /Supplemental Data
  Net assets, end of
    period (000) ..............  $1,034,508     $904,526    $736,855    $561,865       $443,645
  Ratios of expenses to
    average net assets ........  1.00%(a)(b)     1.00%(a)    1.00%(a)    1.00%(a)    1.00%(a)(b)
  Ratios of net investment
    income to average
    net assets ................     4.37%(b)       4.69%       4.59%       4.65%        5.04%(b)



                                                       MUNICIPAL MONEY MARKET PORTFOLIO
                                    ----------------------------------------------------------------------
                                                                                           FOR THE PERIOD
                                     FOR THE        FOR THE      FOR THE     FOR THE        JUNE 12, 1995
                                    SIX MONTHS        YEAR        YEAR        YEAR         (COMMENCEMENT
                                      ENDED          ENDED        ENDED       ENDED       OF OPERATIONS) TO
                                    FEBRUARY 28,   AUGUST 31,   AUGUST 31,  AUGUST 31,        AUGUST 31,
                                       1999          1998         1997         1996             1995
                                    -----------   -----------  -----------  -----------   ---------------
                                   (Unaudited)
Net asset value, beginning
  of period ...................      $   1.00      $   1.00    $   1.00     $   1.00        $   1.00
                                     --------      --------    --------     --------        --------
Income from investment
  operations:
  Net investment income .......        0.0123        0.0290      0.0285       0.0278          0.0063
                                     --------      --------    --------     --------        --------
      Total from investment
        operations ............        0.0123        0.0290      0.0285       0.0278          0.0063
                                     --------      --------    --------     --------        --------
Less distributions
  Dividends (from net
    investment income) ........       (0.0123)      (0.0290)    (0.0285)     (0.0278)        (0.0063)
                                     --------      --------    --------     --------        --------
      Total distributions .....       (0.0123)      (0.0290)    (0.0285)     (0.0278)        (0.0063)
                                     --------      --------    --------     --------        --------
Net asset value, end of
  period ......................      $   1.00      $   1.00    $   1.00      $  1.00        $   1.00
                                     ========      ========    ========      =======        ========
Total Return ..................       2.51%(b)        2.94%       2.89%        2.81%         2.87%(b)
Ratios /Supplemental Data
  Net assets, end of
    period (000) ..............      $118,422      $ 97,445    $108,826      $89,428        $113,256
  Ratios of expenses to
    average net assets ........    0.86%(a)(b)      0.86%(a)    0.85%(a)     0.94%(a)     1.00%(a)(b)
  Ratios of net investment
    income to average
    net assets ................       2.48%(b)        2.90%       2.85%        2.78%         2.83%(b)





(a) Without the waiver of advisory, administration and transfer agent fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Money Market Portfolio would have been 1.20% for the six months ended February 28, 1999, 1.21%, 1.22%, 1.23% and 1.23% for the years ended August 31, 1998, 1997, 1996 and 1995, respectively. For the Municipal Money Market Portfolio, the ratio of expenses to average net assets would have been 1.22% for the six months ended February 28, 1999, 1.16%, 1.13%, 1.23% and 1.30% for the years ended August 31, 1998, 1997, 1996 and 1995, respectively.

(b) Annualized.

(c) Financial Highlights relate solely to the Janney Montgomery Scott Class of shares within each portfolio.

                 See Accompanying Notes to Financial Statements.

                     THE JANNEY MONTGOMERY SCOTT MONEY FUNDS
                               THE RBB FUND, INC.
                      FINANCIAL HIGHLIGHTS (c) (CONTINUED)
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                             GOVERNMENT OBLIGATIONS
                                                             MONEY MARKET PORTFOLIO
                                   -----------------------------------------------------------------------
                                                                                          FOR THE PERIOD
                                     FOR THE        FOR THE      FOR THE     FOR THE        JUNE 12, 1995
                                    SIX MONTHS        YEAR        YEAR        YEAR         (COMMENCEMENT
                                      ENDED          ENDED        ENDED       ENDED       OF OPERATIONS) TO
                                    FEBRUARY 28,   AUGUST 31,   AUGUST 31,  AUGUST 31,        AUGUST 31,
                                       1999          1998         1997         1996             1995
                                    -----------   -----------  -----------  -----------   ---------------
                                   (Unaudited)


Net asset value, beginning
  of period ......................   $   1.00     $   1.00     $   1.00     $   1.00         $   1.00
                                     --------     --------     --------     --------         --------
Income from investment
  operations:
  Net investment income ..........     0.0206       0.0460       0.0447       0.0456           0.0109
                                     --------     --------     --------     --------         --------
      Total from investment
        operations ...............     0.0206       0.0460       0.0447       0.0456           0.0109
                                     --------     --------     --------     --------         --------
Less distributions
  Dividends (from net
    investment income) ...........    (0.0206)     (0.0460)     (0.0447)     (0.0456)         (0.0109)
                                     --------     --------     --------     --------         --------
      Total distributions ........    (0.0206)     (0.0460)     (0.0447)     (0.0456)         (0.0109)
                                     --------     --------     --------     --------         --------
Net asset value,
  end of period ..................   $   1.00     $   1.00     $   1.00     $   1.00         $   1.00
                                     ========     ========     ========     ========         ========
Total Return .....................    4.23%(b)       4.71%        4.56%        4.66%          5.03%(b)
Ratios /Supplemental Data
  Net assets,
    end of period (000) ..........   $408,602     $379,065     $352,950     $306,757         $302,585
  Ratios of expenses to
    average net assets ........... 1.00%(a)(b)     1.00%(a)     1.00%(a)     1.00%(a)      1.00%(a)(b)
  Ratios of net investment
    income to average
    net assets ...................    4.14%(b)       4.60%        4.47%        4.56%          4.91%(b)





                                                         NEW YORK MUNICIPAL
                                                       MONEY MARKET PORTFOLIO
                                    ---------------------------------------------------------------------
                                                                                            FOR THE PERIOD
                                     FOR THE        FOR THE      FOR THE     FOR THE        JUNE 12, 1995
                                    SIX MONTHS        YEAR        YEAR        YEAR         (COMMENCEMENT
                                      ENDED          ENDED        ENDED       ENDED       OF  OPERATIONS)TO
                                    FEBRUARY 28,   AUGUST 31,   AUGUST 31,  AUGUST 31,        AUGUST 31,
                                       1999          1998         1997         1996             1995
                                    -----------   -----------  -----------  -----------   ---------------
                                   (Unaudited)


Net asset value, beginning
  of period .....................  $   1.00        $   1.00     $   1.00     $   1.00        $   1.00
                                   --------        --------     --------     --------        --------
Income from investment
  operations:
  Net investment income .........    0.0118          0.0273       0.0276       0.0262          0.0062
                                   --------        --------     --------     --------        --------
      Total from investment
        operations ..............    0.0118          0.0273       0.0276       0.0262          0.0062
                                   --------        --------     --------     --------        --------
Less distributions
  Dividends (from net
    investment income) ..........   (0.0118)        (0.0273)     (0.0276)     (0.0262)        (0.0062)
                                   --------        --------     --------     --------        --------
      Total distributions .......   (0.0118)        (0.0273)     (0.0276)     (0.0262)        (0.0062)
                                   --------        --------     --------     --------        --------
Net asset value,
  end of period .................  $   1.00        $   1.00     $   1.00     $   1.00        $   1.00

Total Return ....................   2.41%(b)          2.77%        2.80%        2.65%         2.72%(b)
Ratios /Supplemental Data
  Net assets,
    end of period (000) .........  $ 29,293        $ 31,055     $ 30,442     $ 20,032       $  14,671
  Ratios of expenses to
    average net assets ..........0.80%(a)(b)        0.80%(a)     0.80%(a)     0.93%(a)     1.00%(a)(b)
  Ratios of net investment
    income to average
    net assets ..................   2.39%(b)          2.73%        2.76%        2.62%         2.68%(b)


(a) Without the waiver of advisory, administration and transfer agent fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Government Obligations Money Market Portfolio would have been 1.22% for the six months ended February 28, 1999, 1.23%, 1.23%, 1.25% and 1.28% for the years ended August 31, 1998, 1997,
    1996 and 1995 respectively. For the New York Municipal Money Markey Portfolio, the ratio of expenses to average net assets would have been 1.23% for the six months ended February 28, 1999, 1.20%, 1.13%, 1.25% and 1.28% for the years ended August 31, 1998, 1997, 1996 and 1995, respectively.

(b) Annualized.

(c) Financial Highlights relate solely to the Janney Montgomery Scott Class of shares within each portfolio.

                 See Accompanying Notes to Financial Statements.

                     THE JANNEY MONTGOMERY SCOTT MONEY FUNDS
                               THE RBB FUND, INC.
                          NOTES TO FINANCIAL STATEMENTS
                                FEBRUARY 28, 1999
                                   (UNAUDITED)


NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The RBB Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund was incorporated in Maryland on February 29, 1988.

     The Fund has authorized capital of thirty billion shares of common stock of which 19.83 billion shares are currently classified into ninety-seven classes. Each class represents an interest in one of sixteen investment portfolios of the Fund. The classes have been grouped into fifteen separate "families", nine of which have begun investment operations: the RBB Family, the Select Family, the Sansom Street Family, the Bedford Family, the Cash Preservation Family, the
Janney Montgomery Scott Money Family, the n/i numeric investors Family, the Schneider Family and the Boston Partners Family. The Janney Montgomery Scott Money Family represents interests in four portfolios, which are covered in this report.

              A) SECURITY VALUATION -- Portfolio securities are valued under the amortized cost method, which approximates current market value. Under this method, securities are valued at cost when purchased and thereafter a constant proportionate amortization of any discount or premium is recorded until maturity of the security. Regular review and monitoring of the valuation is performed in an attempt to avoid dilution or other unfair results to shareholders. The Fund seeks to maintain net asset value per share at $1.00 for these portfolios.

              B) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis. Certain expenses, principally distribution, transfer agency and printing, are class specific expenses and vary by class. Expenses not directly attributable to a specific portfolio or class are allocated based on relative net assets of each portfolio and class, respectively.

              C) DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared daily and paid monthly. Any net realized capital gains are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

              D) FEDERAL INCOME TAXES -- No provision is made for Federal taxes as it is the Fund's intention to have each portfolio continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code and make the requisite distributions to its shareholders which will be sufficient to relieve it from Federal income and excise taxes.

              E) REPURCHASE AGREEMENTS -- Money market instruments may be purchased subject to the seller's agreement to repurchase them at an agreed upon date and price. The seller will be required on a daily basis to maintain the value of the securities subject to the agreement at not less than the repurchase price plus accrued interest. If the value of the underlying securities falls below 102% of the value of the purchase price plus accrued interest, the Fund will require the seller to deposit additional collateral by the next Fund business day. In the event that the seller under the agreement defaults on its repurchase obligation or fails to deposit sufficient collateral, the Fund has the contractual right, subject to the requirements of applicable bankruptcy and insolvency laws, to sell the underlying securities and may claim any resulting loss from the seller. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Fund's custodian or a third party sub-custodian.

                     THE JANNEY MONTGOMERY SCOTT MONEY FUNDS
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                FEBRUARY 28, 1999
                                   (UNAUDITED)


NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

              F) NEW YORK MUNICIPAL OBLIGATIONS -- Certain New York state and New York City municipal obligations in the New York Municipal Money Market Portfolio may be obligations of issuers which rely in whole or in part on New York state or New York City revenues, real property taxes, revenues from health care institutions, or obligations secured by mortgages on real property. Consequently, the possible effect of economic conditions in New York or of changes in New York regulations on these obligations must be considered.

              G) USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     Pursuant  to  Investment  Advisory  Agreements,   BlackRock   Institutional
Management Corp. ("BIMC"), an indirect majority-owned subsidiary of PNC Bank, serves as investment advisor for the four portfolios described herein.

     For its advisory services, BIMC is entitled to receive the following fees, computed daily and payable monthly based on a portfolio's average daily net assets:

           PORTFOLIO                          ANNUAL RATE
  ---------------------------   --------------------------------------------
  Money Market and Government   .45% of first $250 million of net assets;
    Obligations Money Market    .40% of next $250 million of net assets;
    Portfolios                  .35% of net assets in excess of $500 million.

  Municipal Money Market and    .35% of first $250 million of net assets;
    New York Municipal Money    .30% of next $250 million of net assets;
    Market Portfolios           .25% of net assets in excess of $500 million.

     BIMC may, at its discretion, voluntarily waive all or any portion of its advisory fee for these portfolios. For each class of shares within a respective portfolio, the net advisory fee charged to each class is the same on a relative basis. For the six months ended February 28, 1999, advisory fees and waivers for the four investment portfolios were as follows:

                                      GROSS                        NET
                                    ADVISORY                     ADVISORY
                                       FEE          WAIVER         FEE
                                   -----------  ------------    ----------
Money Market Portfolio              $4,607,483  $(1,724,370)    $2,883,113
Municipal Money Market Portfolio       485,182     (344,725)       140,457
Government Obligations
  Money Market Portfolio             1,122,352     (425,305)       697,047
New York Municipal Money
  Market Portfolio                      54,309      (54,309)           --

     The investment advisor has agreed to reimburse each portfolio for the amount, if any, by which the total operating and management expenses exceed the expense cap. For the six months ended February 28, 1999, the reimbursed expenses were $286,257, $69,109, and $133,638 for the Money Market Portfolio, Municipal Money Market Portfolio, and Government Obligations Money Market Portfolio, respectively.

                     THE JANNEY MONTGOMERY SCOTT MONEY FUNDS
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                FEBRUARY 28, 1999
                                   (UNAUDITED)



NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (CONTINUED)

     In addition, PFPC Trust Company serves as custodian for each of the Fund's portfolios. PFPC Inc. ("PFPC") serves as each class's transfer and dividend disbursing agent. Both PFPC Trust Company and PFPC are wholly-owned subsidiaries of PFPC Worldwide Inc., an indirect majority-owned subsidiary of PNC Bank Corp.

     PFPC may, at its discretion, voluntarily waive all or any portion of its transfer agency fee for any class of shares. For the six months ended February 28, 1999, transfer agency fees and waivers for each class of shares within the four investment portfolios were as follows:


                                                                   GROSS                                        NET
                                                              TRANSFER AGENCY                             TRANSFER AGENCY
                                                                    FEE                 WAIVER                  FEE
                                                              ----------------      --------------       -----------------
Money Market Portfolio
     Bedford Class                                              $  366,050              $    --             $  366,050
     Cash Preservation Class                                         4,419               (4,161)                   258
     Janney Montgomery Scott Class                                 840,000                   --                840,000
     Sansom Street Class                                           295,291                   --                295,291
                                                                ----------              -------             ----------
        Total Money Market Portfolio                            $1,505,760              $(4,161)            $1,501,599
                                                                ==========              =======             ==========
Municipal Money Market Portfolio
     Bedford Class                                              $    2,400              $    --             $    2,400
     Cash Preservation Class                                         4,427               (4,222)                   205
     Janney Montgomery Scott Class                                  52,668                   --                 52,668
                                                                ----------              -------             ----------
        Total Municipal Money Market Portfolio                  $   59,495              $(4,222)            $   55,273
                                                                ==========              =======             ==========
Government Obligations Money Market Portfolio
     Bedford Class                                              $       --              $    --                    $--
     Janney Montgomery Scott Class                                 299,767                   --                299,767
                                                                ----------              -------             ----------
        Total Government Obligations Money Market Portfolio     $  299,767              $    --             $  299,767
                                                                ==========              =======             ==========
New York Municipal Money Market Portfolio
     Janney Montgomery Scott Class                              $  12,353                    --             $   12,353
                                                                ----------              -------             -----------
        Total New York Municipal Money Market Portfolio         $   12,353              $    --             $   12,353
                                                                ==========              =======             ==========


     In addition, PFPC serves as administrator for the Municipal Money Market and New York Municipal Money Market Portfolios. The administration fee is computed daily and payable monthly at an annual rate of .10% of each Portfolio's average daily net assets. PFPC may, at its discretion, voluntarily waive all or any portion of its administration fee for a Portfolio. For the six months ended February 28, 1999, administration fees and waivers for the two portfolios were as follows:

                                            GROSS                       NET
                                       ADMINISTRATION             ADMINISTRATION
                                             FEE         WAIVER         FEE
                                       --------------   --------  --------------
     Municipal Money Market Portfolio     $141,069      $     --      $141,069
     New York Municipal
        Money Market Portfolio              15,517       (12,821)        2,696

                     THE JANNEY MONTGOMERY SCOTT MONEY FUNDS
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                FEBRUARY 28, 1999
                                   (UNAUDITED)


NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (CONTINUED)

     The Fund, on behalf of each class of shares within the four investment portfolios, has adopted Distribution Plans pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. The Fund has entered into Distribution Contracts with Provident Distrubutors, Inc. ("PDI"), which provide for each class to make monthly payments, based on average net assets, to PDI of up to .65% on an annualized basis for the Bedford, Cash Preservation and Janney Montgomery Scott Classes and up to .20% on an annualized basis for the Sansom Street Class.

     For the six months ended February 28, 1999, distribution fees for each class were as follows:

                                                                   DISTRIBUTION
                                                                        FEE
                                                                  -------------
  Money Market Portfolio
      Bedford Class                                                $ 2,384,887
      Cash Preservation Class                                              368
      Janney Montgomery Scott Class                                  2,906,358
      Sansom Street Class                                              182,266
                                                                   -----------
          Total Money Market Portfolio                              $5,473,879
                                                                   ===========
  Municipal Money Market Portfolio
      Bedford Class                                                $   493,703
      Cash Preservation Class                                              272
      Janney Montgomery Scott Class                                    347,287
                                                                   -----------
          Total Municipal Money Market Portfolio                   $   841,262
                                                                   ===========
  Government Obligations Money Market Portfolio
      Bedford Class                                                $   389,371
      Janney Montgomery Scott Class                                  1,218,168
                                                                   -----------
          Total Government Obligations Money Market Portfolio      $ 1,607,539
                                                                   ===========
  New York Municipal Money Market Portfolio
      Janney Montgomery Scott Class                                $    93,118
                                                                   -----------
          Total New York Municipal Money Market Portfolio          $    93,118
                                                                   ===========

     The Fund has entered into service agreements with banks affiliated with PNC Bank who render support services to customers who are the beneficial owners of the Sansom Street Class in consideration of the payment of .10% of the daily net asset value of such shares. For the six months ended February 28, 1999, service organization fees were $271,242 for the Money Market Portfolio.

                     THE JANNEY MONTGOMERY SCOTT MONEY FUNDS
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                FEBRUARY 28, 1999
                                   (UNAUDITED)


NOTE 3. CAPITAL SHARES

     Transactions in capital shares (at $1 per capital share) for each year were as follows:

                                                                            MUNICIPAL MONEY             GOVERNMENT OBLIGATIONS
                                MONEY MARKET PORTFOLIO                      MARKET PORTFOLIO            MONEY MARKET PORTFOLIO
                           --------------------------------          ------------------------------     ----------------------
                           FOR  THE              FOR  THE             FOR THE             FOR THE            FOR THE
                         SIX MONTHS ENDED      YEAR  ENDED        SIX MONTHS ENDED      YEAR ENDED        SIX MONTHS ENDED
                        FEBRUARY 28, 1999    AUGUST 31, 1998     FEBRUARY 28, 1999   AUGUST 31, 1998    FEBRUARY 28, 1999
                         ----------------    ----------------      -------------     ----------------    ----------------
                           (UNAUDITED)                              (UNAUDITED)                             (UNAUDITED)
                              VALUE                VALUE               VALUE               VALUE               VALUE
                          ---------------    ---------------       -------------     ----------------    ----------------
Shares sold:
   Bedford Class          $ 1,267,431,197    $ 4,081,920,081       $ 354,672,272     $ 1,250,832,088       $ 212,665,901
   Bradford Class                    --                 --                  --            59,917,620                --
   Cash Preservation Class         61,164            113,319             150,238              65,859                --
   Janney Montgomery
     Scott Class            2,305,678,119      3,910,533,620         228,204,533         404,988,148         734,232,266
   Sansom Street Class      1,317,481,175      2,296,071,622                --                  --                  --
   Select Class                90,525,850               --                  --                  --                  --

Shares issued in
  reinvestment of dividends:
   Bedford Class               18,390,680         56,201,453           2,067,392           5,440,322           2,740,589
   Bradford Class                    --                 --                  --               427,390                --
   Cash Preservation Class          4,289             10,291               1,493               2,591                --
   Janney Montgomery
     Scott Class               21,655,093         37,882,680           1,465,429           3,071,524           8,618,298
   Sansom Street Class         13,647,696         24,189,907                --                  --                  --
   Select Class                   347,981               --                  --                  --                  --

Shares repurchased:
   Bedford Class           (1,458,952,186)    (4,768,237,064)       (350,542,489)     (1,321,667,987)       (196,367,943)
   Bradford Class                    --                 --                  --          (226,438,837)               --
   Cash Preservation Class       (133,353)          (139,525)            (14,912)            (73,397)               --
   Janney Montgomery
     Scott Class           (2,197,396,680)    (3,780,710,398)       (208,692,944)       (419,437,268)       (713,304,154)
   Sansom Street Class     (1,202,565,612)    (2,242,193,855)               --                  --                  --
   Select Class               (61,049,653)              --                  --                  --                  --
                          ---------------    ---------------       -------------     ---------------       -------------
Net increase (decrease    $   115,125,760    $  (384,357,869)      $  27,311,012     $  (242,871,947)      $  48,584,957
                          ===============    ================      =============     ===============       =============
Janney Montgomery
  Scott Shares authorized   3,000,000,000        700,000,000         200,000,000         200,000,000         700,000,000
                          ===============    ================      =============     ===============       =============


                          GOVERNMENT OBLIGATIONS        NEW YORK MUNICIPAL
                          MONEY MARKET PORTFOLIO      MONEY MARKET PORTFOLIO
                         ----------------------   ----------------------------
                                 FOR THE            FOR THE             FOR THE
                               YEAR  ENDED       SIX MONTHS ENDED      YEAR ENDED
                             AUGUST 31, 1998    FEBRUARY 28, 1999   AUGUST 31, 1998
                            ----------------    ----------------    ----------------
                                                  (UNAUDITED)
                                 VALUE               VALUE               VALUE
                            ----------------    ----------------    ----------------
Shares sold:
   Bedford Class           $   570,413,536       $       --           $ 262,833,503
   Bradford Class               14,367,467               --                    --
   Cash Preservation Class            --                 --                    --
   Janney Montgomery
     Scott Class             1,493,397,997         56,134,271           140,080,501
   Sansom Street Class                --                 --                    --
   Select Class                       --                 --                    --

Shares issued in
  reinvestment of dividends
   Bedford Class                 8,589,078               --               1,726,370
   Bradford Class                  214,626               --                    --
   Cash Preservation Class            --                 --                    --
   Janney Montgomery
     Scott Class                17,567,622            383,733               773,147
   Sansom Street Class                --                 --                    --
   Select Class                       --                 --                    --

Shares repurchased:
   Bedford Class              (660,253,321)              --            (343,716,758)
   Bradford Class              (66,190,133)              --                    --
   Cash Preservation Class            --                 --                    --
   Janney Montgomery
     Scott Class            (1,484,821,486)       (58,280,017)         (140,230,224)
   Sansom Street Class                --                 --                    --
   Select Class                       --                 --                    --
                           ---------------       ------------         -------------
Net increase (decrease     $  (106,714,614)      $ (1,762,013)        $ (78,533,461)
                           ===============       ============         =============
Janney Montgomery
  Scott Shares authorized      500,000,000        100,000,000           100,000,000
                           ==============        ============         =============



                     THE JANNEY MONTGOMERY SCOTT MONEY FUNDS
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                FEBRUARY 28, 1999
                                   (UNAUDITED)


NOTE 4. NET ASSETS

     At February 28, 1999, net assets consisted of the following:

                                                                         GOVERNMENT     NEW YORK
                                                        MUNICIPAL       OBLIGATIONS    MUNICIPAL
                                      MONEY MARKET     MONEY MARKET     MONEY MARKET   MONEY MARKET
                                        PORTFOLIO       PORTFOLIO        PORTFOLIO     PORTFOLIO
                                      --------------   ------------    ------------   ------------
Capital paid-in
   Bedford Class                     $  589,664,368   $153,902,350     $147,473,567   $        --
   Cash Preservation Class                  158,401        228,816               --            --
   Janney Montgomery Scott Class      1,034,494,733    118,424,557      408,641,853    29,304,464
   Sansom Street Class                  776,662,225             --               --            --
   Select Class                          29,824,176             --               --            --
   Other Classes                                800            800              800           800
Accumulated net realized gain (loss)
  on investments
   Bedford Class                            (12,013)       (73,952)          (9,780)           --
   Cash Preservation Class                       (5)             3               --            --
   Janney Montgomery Scott Class              8,010           (748)         (22,101)      (12,611)
   Sansom Street Class                        5,203             --               --            --
   Select Class                               1,513             --               --            --
                                     --------------   ------------     ------------   -----------
                                     $2,430,807,411   $272,481,826     $556,084,339   $29,292,653
                                     ==============   ============     ============   ===========


                     THE JANNEY MONTGOMERY SCOTT MONEY FUNDS
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                FEBRUARY 28, 1999
                                   (UNAUDITED)


NOTE 5. OTHER FINANCIAL HIGHLIGHTS

     The Fund currently offers four other classes of shares representing interests in the Money Market Portfolio: Bedford, Cash Preservation, Sansom Street and Select. The Fund currently offers two other classes of shares representing interests in the Municipal Money Market Portfolio: Bedford and Cash Preservation. The Fund currently offers one other class of shares representing interests in the Government Obligations Money Market Portfolio: Bedford. Each class is marketed to different types of investors. Financial Highlights of Cash Preservation Class is not presented in this report due to its immateriality. Such information is available in the annual report of its respective family. The financial highlights of certain of the other classes are as follows:

THE BEDFORD FAMILY (b)


                                                                MONEY MARKET PORTFOLIO
                              ------------------------------------------------------------------------------------
                                  FOR THE          FOR THE         FOR THE           FOR THE        FOR THE
                                 SIX MONTHS          YEAR             YEAR              YEAR           YEAR
                                    ENDED            ENDED            ENDED            ENDED           ENDED
                              FEBRUARY 28, 1999 AUGUST 31, 1998  AUGUST 31, 1997  AUGUST 31, 1996  AUGUST 31, 1995
                              ----------------- ---------------  ---------------  ---------------  ---------------
                                  (UNAUDITED)
Net asset value,
  beginning of period ............  $   1.00        $   1.00       $     1.00      $     1.00         $   1.00
                                    --------        --------       ----------      ----------         --------

Income from investment
  operations:
  Net investment income ..........    0.0219          0.0473           0.0462          0.0469           0.0486
                                    --------        --------       ----------      ----------         --------
   Total from investment
     operations ..................    0.0219          0.0473           0.0462          0.0469           0.0486
                                    --------        --------       ----------      ----------         --------
Less distributions
  Dividends (from net
   investment income) ............   (0.0219)        (0.0473)         (0.0462)        (0.0469)         (0.0486)
                                    --------        --------       ----------      ----------         --------
   Total distributions ...........   (0.0219)        (0.0473)         (0.0462)        (0.0469)         (0.0486)
                                    --------        --------       ----------      ----------         --------
Net asset value,
  end of period ..................  $   1.00        $   1.00       $     1.00      $     1.00         $   1.00
                                    ========        ========       ==========      ==========         ========
  Total Return ...................   4.50%(c)          4.84%            4.72%           4.79%            4.97%

Ratios /Supplemental Data
  Net assets, end of
   period (000) ..................  $589,649        $762,739       $1,392,911      $1,109,334         $935,821

  Ratios of expenses to average
   net assets .................... .97%(a)(c)         .97%(a)          .97%(a)         .97%(a)          .96%(a)
  Ratios of net investment income
   to average net assets .........   4.41%(c)          4.73%            4.62%           4.69%            4.86%




                                                            MUNICIPAL MONEY MARKET PORTFOLIO
                                  ----------------------------------------------------------------------------------------
                                     FOR THE             FOR THE           FOR THE           FOR THE           FOR THE
                                    SIX MONTHS              YEAR             YEAR               YEAR             YEAR
                                       ENDED                ENDED            ENDED              ENDED            ENDED
                                 FEBRUARY 28, 1999     AUGUST 31,1998   AUGUST 31, 1997   AUGUST 31, 1996   AUGUST 31, 1995
                                  ----------------    --------------     --------------    --------------    --------------
                                     (UNAUDITED)
Net asset value,
  beginning of period ............    $   1.00          $   1.00          $   1.00           $   1.00           $   1.00
                                      --------          --------          --------           --------           --------

Income from investment
  operations:
  Net investment income ..........      0.0122            0.0286            0.0285             0.0288             0.0297
                                      --------          --------          --------           --------           --------
   Total from investment
     operations ..................      0.0122            0.0286            0.0285             0.0288             0.0297
                                      --------          --------          --------           --------           --------
Less distributions
  Dividends (from net
   investment income) ............     (0.0122)          (0.0286)          (0.0285)           (0.0288)           (0.0297)
                                      --------          --------          --------           --------           --------
   Total distributions ...........     (0.0122)          (0.0286)          (0.0285)           (0.0288)           (0.0297)
                                      --------          --------          --------           --------           --------
Net asset value,
  end of period ..................    $   1.00          $   1.00          $   1.00           $   1.00           $   1.00
                                      ========          ========          ========           ========           ========
  Total Return ...................     2.49%(c)            2.97%             2.88%              2.92%              3.01%

Ratios /Supplemental Data
  Net assets, end of
   period (000) ..................    $153,831          $147,633          $213,034           $201,940           $198,425

  Ratios of expenses to average
   net assets ....................   .89%(a)(c)           .89%(a)           .85%(a)            .84%(a)            .82%(a)
  Ratios of net investment income
   to average net assets .........     2.46%(c)            2.86%             2.85%              2.88%              2.97%



(a) Without the waiver of advisory and administration fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Money Market Portfolio would have been 1.11% for the six months ended February 28, 1999, 1.10%, 1.12%, 1.14% and 1.17% for the years ended August 31, 1998, 1997, 1996 and 1995, respectively. For the Municipal Money Market Portfolio, the ratios of expenses to average net assets would have been 1.13% for the six months ended February 28, 1999, 1.15%, 1.14%, 1.12% and 1.14% for the years ended August 31, 1998, 1997,
    1996 and 1995, respectively.

(b) Financial Highlights relate solely to the Bedford Class of shares within each portfolio.

(c) Annualized.

                                       26

                     THE JANNEY MONTGOMERY SCOTT MONEY FUNDS
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                FEBRUARY 28, 1999
                                   (UNAUDITED)


NOTE 5. OTHER FINANCIAL HIGHLIGHTS (CONTINUED)

THE BEDFORD FAMILY (b)

                                                  GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO
                            --------------------------------------------------------------------------------------

                                  FOR THE          FOR THE           FOR THE         FOR THE          FOR THE
                                SIX MONTHS           YEAR              YEAR           YEAR              YEAR
                                   ENDED            ENDED              ENDED         ENDED              ENDED
                            FEBRUARY 28, 1999   AUGUST 31, 1998   AUGUST 31, 1997  AUGUST 31, 1996   AUGUST 31, 1995
                             ----------------   ---------------   --------------   --------------    --------------
                               (Unaudited)

Net asset value,
  beginning of period ........... $   1.00         $    1.00          $   1.00         $   1.00        $   1.00
                                  --------         ---------          --------         --------        --------

Income from investment
  operations:
  Net investment income .........   0.0207            0.0463            0.0449           0.0458          0.0475
                                  --------         ---------          --------         --------        --------

   Total from investment
     operations .................   0.0207            0.0463            0.0449           0.0458          0.0475
                                  --------         ---------          --------         --------         -------
Less distributions
  Dividends (from net
   investment income) ...........  (0.0207)          (0.0463)          (0.0449)         (0.0458)        (0.0475)
                                  --------         ---------          --------         --------         -------
   Total distributions ..........  (0.0207)          (0.0463)          (0.0449)         (0.0458)        (0.0475)
                                  --------         ---------          --------         --------         -------


Net asset value, end of period .. $   1.00         $    1.00          $   1.00         $   1.00         $  1.00
                                  ========         =========          =========        ========         ========
 Total Return ...................  4.25%(c)            4.74%             4.59%            4.68%           4.86%


Ratios /Supplemental Data
Net assets, end of year (000)     $147,482         $ 128,447          $209,715         $192,599        $163,398
Ratios of expenses to
  average net assets .......... .975%(a)(c)          .975%(a)          .975%(a)         .975%(a)        .975%(a)
Ratios of net investment
  income to average
  net assets ....................  4.17%(c)            4.63%             4.49%            4.58%           4.75%




                                                       NEW YORK MUNICIPAL MONEY MARKET PORTFOLIO
                                ------------------------------------------------------------------------------------
                                      FOR THE           FOR THE          FOR THE          FOR THE        FOR THE
                                   EIGHT MONTHS         YEAR              YEAR             YEAR           YEAR
                                      ENDED             ENDED             ENDED            ENDED          ENDED
                                  APRIL 30, 1998   AUGUST 31,1997   AUGUST 31, 1996  AUGUST 31, 1995  AUGUST 31, 1994
                                ----------------   --------------    --------------   --------------  --------------
Net asset value,
  beginning of period ..........    $   1.00            $  1.00           $  1.00         $  1.00         $  1.00
                                    --------            -------           -------         -------         -------

Income from investment
  operations:
  Net investment income ........      0.0182             0.0276            0.0278          0.0290          0.0198
                                     -------            -------           -------         -------         -------

   Total from investment
     operations ................      0.0182             0.0276            0.0278          0.0290          0.0198
                                     -------            -------           -------         -------          ------
Less distributions
  Dividends (from net
   investment income) ..........     (0.0182)           (0.0276)          (0.0278)        (0.0290)        (0.0198)
                                     -------            -------           -------         -------         -------
   Total distributions .........     (0.0182)           (0.0276)          (0.0278)        (0.0290)        (0.0198)
                                     -------            -------           -------         -------         -------


Net asset value, end of period .     $  1.00            $  1.00           $  1.00         $  1.00         $  1.00
                                     =======            =======           =======         =======         =======
 Total Return ..................     2.07%(d)             2.80%             2.83%           2.94%           2.00%


Ratios /Supplemental Data
Net assets, end of year (000) ..         --             $79,146           $68,116         $60,330         $52,222
Ratios of expenses to
  average net assets ...........   .84%(a)(c)            .80%(a)           .78%(a)         .76%(a)         .50%(a)
Ratios of net investment
  income to average
  net assets ...................     1.82%(d)             2.76%             2.78%           2.90%           1.98%





(a) Without the waiver of advisory, distribution and administration fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Government Obligations Money Market Portfolio would have been 1.13% for the six months ended February 28, 1999, 1.10%, 1.09%, 1.10% and 1.13% for the years ended August 31, 1998, 1997,
     1996 and 1995, respectively. For the New York Municipal Money Market Portfolio, the ratios of expenses to average net assets would have been 1.12% annualized for the eight months ended April 30, 1998, 1.13%, 1.14%, 1.22% and 1.20% for the years ended August 31, 1997, 1996, 1995 and 1994, respectively.

(b) Financial Highlights relate solely to the Bedford Class of shares within each portfolio.

(c)  Annualized

(d)  Non-Annualized

                                       27

                     THE JANNEY MONTGOMERY SCOTT MONEY FUNDS
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                FEBRUARY 28, 1999
                                   (UNAUDITED)


NOTE 5. OTHER FINANCIAL HIGHLIGHTS (CONTINUED)

THE SANSOM STREET FAMILY (b)



                                                                           MONEY MARKET PORTFOLIO
                                            -------------------------------------------------------------------------------------
                                                 FOR THE          FOR THE         FOR THE          FOR THE           FOR THE
                                               SIX MONTHS          YEAR             YEAR            YEAR              YEAR
                                                  ENDED            ENDED            ENDED           ENDED             ENDED
                                            FEBRUARY 28, 1999  AUGUST 31, 1998  AUGUST 31, 1997  AUGUST 31, 1996  AUGUST 31, 1995
                                            -----------------  ---------------  ---------------  ---------------  ---------------
                                               (Unaudited)
Net asset value, beginning of period ........   $   1.00          $   1.00         $   1.00         $   1.00          $   1.00
                                                --------          --------         --------         --------          --------
Income from investment operations:
   Net investment income ....................     0.0242            0.0520           0.0510           0.0518            0.0543
                                                --------          --------         --------         --------          --------
     Total from investment operations .......     0.0242            0.0520           0.0510           0.0518            0.0543
                                                --------          --------         --------         --------          --------
Less distributions
   Dividends (from net investment income) ...    (0.0242)          (0.0520)         (0.0510)         (0.0518)          (0.0543)
                                                --------          --------         --------         --------          --------
     Total distributions ....................    (0.0242)          (0.0520)         (0.0510)         (0.0518)          (0.0543)
                                                --------          --------         --------         --------          --------
Net asset value, end of period ..............   $   1.00          $   1.00         $   1.00         $   1.00          $   1.00
                                                ========          ========         ========         ========          ========
Total Return ................................    5.00%(c)            5.34%            5.22%            5.30%             5.57%
Ratios /Supplemental Data
   Net assets, end of period ................   $776,676          $684,066         $570,018         $524,359          $441,614
   Ratios of expenses to average net assets    .49%(a)(c)           .49%(a)          .49%(a)          .48%(a)           .39%(a)
   Ratios of net investment income to
     average net assets .....................    4.89%(c)            5.20%            5.10%            5.18%             5.43%


(a) Without the waiver of advisory and transfer agent fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Money Market Portfolio would have been .63% for the six months ended February 28, 1999, .62%, .64%, .65% and .59% for the years ended August 31, 1998, 1997, 1996 and 1995, respectively.

(b) Financial highlights relate soley to the Sansom Street Class of shares within the portfolio.

(c)  Annualized


                     THE JANNEY MONTGOMERY SCOTT MONEY FUNDS
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
                                FEBRUARY 28, 1999
                                   (UNAUDITED)



NOTE 5. OTHER FINANCIAL HIGHLIGHTS (CONTINUED)

THE SELECT FAMILY (b) (c)

                                                 MONEY MARKET PORTFOLIO
                                                 ----------------------
                                                         FOR THE
                                                         PERIOD
                                                  DECEMBER 15, 1998 TO
                                                    FEBRUARY 28, 1999
                                                  --------------------
                                                       (UNAUDITED)

Net asset value, beginning of period ..............    $   1.00
                                                      ----------
Income from investment operations:
   Net investment income ..........................       0.0103
                                                      ----------
     Total from investment operations .............       0.0103
                                                      ----------
Less distributions
   Dividends (from net investment income) .........      (0.0103)
                                                      ----------
     Total distributions ..........................      (0.0103)
                                                      ----------
Net asset value, end of period ....................    $    1.00
                                                      ==========
Total Return ......................................      5.06%(d)

Ratios /Supplemental Data
   Net assets, end of period ......................   $   29,824
   Ratios of expenses to average net assets .......    .27%(a)(d)
   Ratios of net investment income to
     average net assets ...........................      4.95%(d)

(a) Without the waiver of advisory and transfer agent fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Money Market Portfolio would have been .46% for the six months ended February 28, 1999.

(b) Financial highlights relate soley to the Select Class of shares within the portfolio.

(c) On December 15, 1998 the Money Market Portfolio's Select Class began operations.

(d)  Annualized

                      [THIS PAGE INTENTIONALLY LEFT BLANK.]

===============================================



 INVESTMENT ADVISER
 BlackRock Institutional Management Corporation
 Wilmington, Delaware



 CUSTODIAN
 PFPC Trust Company
 Wilmington, Delaware



 ADMINISTRATOR AND TRANSFER AGENT
 PFPC Inc.
 Wilmington, Delaware



 COUNSEL
 Drinker Biddle & Reath L.L.P.
 Philadelphia, Pennsylvania



 INDEPENDENT ACCOUNTANTS
 PricewaterhouseCoopers LLP
 Philadelphia, Pennsylvania

===============================================